UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05635)

Exact name of registrant as specified in charter:	Putnam Diversified Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2014

Date of reporting period:	December 31, 2013

Item 1. Schedule of Investments:

Putnam Diversified Income Trust

The fund's portfolio
12/31/13 (Unaudited)

MORTGAGE-BACKED SECURITIES (44.7%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (20.7%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.934s, 2032			$967,797	$1,481,227
IFB Ser. 3408, Class EK, 25.123s, 2037			527,927	761,820
IFB Ser. 2979, Class AS, 23.662s, 2034			213,872	273,756
IFB Ser. 3998, Class KS, IO, 6.533s, 2027			22,454,329	3,550,591
IFB Ser. 4048, Class GS, IO, 6.483s, 2040			19,108,064	3,730,658
IFB Ser. 3860, Class SP, IO, 6.433s, 2040			30,656,294	4,891,518
IFB Ser. 3861, Class PS, IO, 6.433s, 2037			13,717,413	2,081,892
IFB Ser. 4032, Class SA, IO, 6.333s, 2042			14,203,167	2,729,006
IFB Ser. 4218, Class PS, IO, 6.083s, 2042			28,848,969	5,165,769
IFB Ser. 4125, Class SH, IO, 5.983s, 2042			17,121,946	3,060,205
IFB Ser. 4105, Class LS, IO, 5.983s, 2041			18,344,996	3,529,210
IFB Ser. 4104, Class S, IO, 5.933s, 2042			15,354,733	3,191,431
IFB Ser. 4240, Class SA, IO, 5.833s, 2043			134,807,052	30,304,625
IFB Ser. 4245, Class AS, IO, 5.833s, 2043			57,357,566	12,332,106
IFB Ser. 310, Class S4, IO, 5.783s, 2043			18,668,367	4,519,612
IFB Ser. 311, Class S1, IO, 5.783s, 2043			148,015,725	31,453,786
IFB Ser. 308, Class S1, IO, 5.783s, 2043			45,676,811	10,687,003
IFB Ser. 315, Class S1, IO, 5.753s, 2043			38,825,161	8,685,969
IFB Ser. 314, Class AS, IO, 5.723s, 2043			60,282,432	12,848,477
Ser. 3687, Class CI, IO, 5s, 2038			19,636,431	2,893,624
Ser. 3632, Class CI, IO, 5s, 2038			4,244,523	411,719
Ser. 3626, Class DI, IO, 5s, 2037			1,302,406	30,125
Ser. 4122, Class TI, IO, 4 1/2s, 2042			25,304,255	5,501,145
Ser. 4000, Class PI, IO, 4 1/2s, 2042			34,491,695	6,405,108
Ser. 4024, Class PI, IO, 4 1/2s, 2041			53,812,476	11,165,874
Ser. 3747, Class HI, IO, 4 1/2s, 2037			6,668,409	763,551
Ser. 4213, Class GI, IO, 4s, 2041			50,109,135	9,129,884
Ser. 4220, Class IE, IO, 4s, 2028			22,694,381	3,037,416
Ser. 4141, Class IM, IO, 3 1/2s, 2042			68,329,612	13,494,893
Ser. 4141, Class IQ, IO, 3 1/2s, 2042			35,574,312	7,025,891
Ser. 4122, Class CI, IO, 3 1/2s, 2042			34,421,846	5,249,332
Ser. 4105, Class HI, IO, 3 1/2s, 2041			15,039,558	2,413,548
Ser. 4165, Class TI, IO, 3s, 2042			39,540,454	5,579,158
Ser. 4210, Class PI, IO, 3s, 2041			31,677,600	3,573,629
Ser. T-56, Class A, IO, 0.524s, 2043			261,482	4,484
Ser. T-57, Class 1AX, IO, 0.399s, 2043			17,484,479	203,158
Ser. T-56, Class 1, IO, zero %, 2043			306,413	24
Ser. T-56, Class 2, IO, zero %, 2043			290,932	909
Ser. T-56, Class 3, IO, zero %, 2043			9,030,402	705
Ser. 3314, PO, zero %, 2036			157,172	144,216
Ser. 1208, Class F, PO, zero %, 2022			81,843	76,033
FRB Ser. 3326, Class WF, zero %, 2035			60,750	51,944

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 23.963s, 2036			1,411,256	2,144,488
IFB Ser. 05-45, Class DA, 23.816s, 2035			2,932,475	4,350,040
IFB Ser. 05-83, Class QP, 16.966s, 2034			450,814	581,620
Ser. 98-T2, Class A4, IO, 6 1/2s, 2036			87,301	14,316
IFB Ser. 12-132, Class SB, IO, 6.035s, 2042			52,331,030	8,650,843
IFB Ser. 13-81, Class QS, IO, 6.035s, 2041			32,896,330	5,781,273
IFB Ser. 13-41, Class SP, IO, 6.035s, 2040			16,191,957	2,671,673
IFB Ser. 13-9, Class JS, IO, 5.985s, 2043			33,709,327	7,771,618
IFB Ser. 13-18, Class SB, IO, 5.985s, 2041			29,199,877	5,086,618
IFB Ser. 12-105, Class S, IO, 5.885s, 2042			10,148,278	1,877,431
IFB Ser. 13-92, Class SA, IO, 5.785s, 2043			37,315,125	8,687,707
IFB Ser. 13-103, Class SK, IO, 5.755s, 2043			25,501,706	5,704,678
IFB Ser. 13-128, Class CS, IO, 5.735s, 2043			52,273,154	11,303,547
IFB Ser. 13-101, Class CS, IO, 5.735s, 2043			33,418,526	7,275,213
IFB Ser. 13-102, Class SH, IO, 5.735s, 2043			60,852,794	12,864,281
IFB Ser. 10-46, Class WS, IO, 5.585s, 2040			39,198,074	5,264,693
Ser. 399, Class 2, IO, 5 1/2s, 2039			136,447	22,977
Ser. 374, Class 6, IO, 5 1/2s, 2036			5,132,037	927,924
Ser. 12-132, Class PI, IO, 5s, 2042			54,101,302	11,416,998
Ser. 398, Class C5, IO, 5s, 2039			3,140,407	502,465
Ser. 10-13, Class EI, IO, 5s, 2038			1,548,589	55,360
Ser. 378, Class 19, IO, 5s, 2035			5,109,157	881,330
Ser. 12-30, Class HI, IO, 4 1/2s, 2040			38,145,317	7,560,402
Ser. 409, Class 81, IO, 4 1/2s, 2040			36,599,439	7,451,661
Ser. 404, Class 2, IO, 4 1/2s, 2040			357,959	75,829
Ser. 366, Class 22, IO, 4 1/2s, 2035			4,902,499	388,474
Ser. 418, Class C24, IO, 4s, 2043			62,305,048	15,016,489
Ser. 13-44, Class PI, IO, 4s, 2043			24,888,835	4,223,324
Ser. 13-60, Class IP, IO, 4s, 2042			20,126,388	3,735,225
Ser. 12-96, Class PI, IO, 4s, 2041			8,476,756	1,528,783
Ser. 406, Class 2, IO, 4s, 2041			35,257,351	7,157,242
Ser. 406, Class 1, IO, 4s, 2041			24,147,648	4,952,683
Ser. 409, Class C16, IO, 4s, 2040			24,015,010	5,082,714
Ser. 405, Class 2, IO, 4s, 2040			386,136	76,324
Ser. 418, Class C15, IO, 3 1/2s, 2043			127,701,218	29,640,653
Ser. 13-70, Class CI, IO, 3 1/2s, 2043			20,280,065	2,871,657
Ser. 13-40, Class YI, IO, 3 1/2s, 2042			45,258,224	7,354,461
Ser. 12-145, Class TI, IO, 3s, 2042			37,840,970	4,480,371
Ser. 13-35, Class IP, IO, 3s, 2042			23,221,629	2,791,131
Ser. 13-53, Class JI, IO, 3s, 2041			38,183,691	5,441,176
Ser. 13-30, Class IP, IO, 3s, 2041			40,478,570	4,470,453
Ser. 03-W10, Class 1, IO, 1.128s, 2043			7,891,718	251,240
Ser. 00-T6, IO, 0.739s, 2030			8,952,493	190,240
Ser. 01-T1, Class 1, IO, 0.722s, 2040			1,054,043	25,792
Ser. 01-50, Class B1, IO, 0.409s, 2041			434,996	5,845
Ser. 02-W8, Class 1, IO, 0.321s, 2042			12,779,653	151,758
Ser. 99-51, Class N, PO, zero %, 2029			125,932	120,071

Government National Mortgage Association
IFB Ser. 10-151, Class SL, IO, 6.533s, 2039			19,141,044	3,347,577
IFB Ser. 10-163, Class SI, IO, 6.463s, 2037			25,875,129	3,881,295
Ser. 10-9, Class XD, IO, 6.433s, 2040			168,821,283	30,315,238
IFB Ser. 11-41, Class SM, IO, 6.433s, 2041			17,645,340	3,483,576
IFB Ser. 11-11, Class PS, IO, 6.433s, 2040			24,550,239	3,928,038
IFB Ser. 11-3, Class SG, IO, 6.383s, 2041			7,047,372	1,354,928
IFB Ser. 10-55, Class SG, IO, 6.333s, 2040			26,130,928	4,660,190
IFB Ser. 10-35, Class CS, IO, 6.303s, 2040			34,006,872	6,461,272
IFB Ser. 11-56, Class MI, IO, 6.283s, 2041			79,840,443	18,086,255
IFB Ser. 10-67, Class SE, IO, 6.283s, 2040			15,748,109	2,779,069
IFB Ser. 13-91, Class SP, IO, 6.133s, 2042			50,695,925	9,408,657
IFB Ser. 12-149, Class LS, IO, 6.083s, 2042			30,141,304	4,999,237
IFB Ser. 10-20, Class SE, IO, 6.083s, 2040			93,212,639	16,013,931
IFB Ser. 10-26, Class QS, IO, 6.083s, 2040			22,893,753	4,235,344
IFB Ser. 13-37, Class S, IO, 6.063s, 2043			23,920,538	4,080,844
IFB Ser. 13-113, Class SL, IO, 6.063s, 2042			40,503,901	7,173,620
IFB Ser. 13-87, Class AS, IO, 6.033s, 2043			53,125,358	9,031,364
IFB Ser. 13-87, Class SA, IO, 6.033s, 2043			38,279,755	6,361,262
IFB Ser. 13-98, Class DS, IO, 6.033s, 2042			30,950,453	5,803,210
IFB Ser. 13-129, Class SN, IO, 5.983s, 2043			31,566,011	4,902,833
IFB Ser. 13-122, Class DS, IO, 5.983s, 2043			42,251,511	6,829,078
IFB Ser. 13-102, Class AS, IO, 5.983s, 2043			26,740,457	4,746,404
IFB Ser. 13-165, Class LS, IO, 5.983s, 2043			20,929,061	3,813,275
IFB Ser. 13-99, Class SL, IO, 5.983s, 2043			34,111,843	5,949,788
IFB Ser. 10-20, Class SC, IO, 5.983s, 2040			119,471,561	20,741,458
IFB Ser. 13-184, Class SP, IO, 5.981s, 2043			66,244,250	12,549,973
Ser. 13-149, Class MS, IO, 5.933s, 2039			54,768,126	8,728,396
IFB Ser. 13-99, Class VS, IO, 5.933s, 2043			30,349,555	5,156,996
IFB Ser. 12-77, Class MS, IO, 5.933s, 2042			26,552,961	6,109,305
IFB Ser. 13-99, Class AS, IO, 5.883s, 2043			14,638,636	3,286,959
IFB Ser. 11-128, Class TS, IO, 5.883s, 2041			19,599,464	4,008,090
IFB Ser. 11-17, Class S, IO, 5.883s, 2041			44,061,442	7,008,854
IFB Ser. 10-158, Class SA, IO, 5.883s, 2040			12,862,573	2,239,374
IFB Ser. 10-151, Class SA, IO, 5.883s, 2040			30,911,130	5,383,482
IFB Ser. 10-113, Class SM, IO, 5.883s, 2040			34,028,482	5,487,059
IFB Ser. 13-184, Class SK, IO, 5.881s, 2043			38,894,000	6,962,804
IFB Ser. 10-121, Class SE, IO, 5.833s, 2040			31,456,211	5,033,057
IFB Ser. 10-89, Class SD, IO, 5.763s, 2040			11,830,179	1,996,366
IFB Ser. 11-70, Class SM, IO, 5.723s, 2041			32,221,000	7,807,793
IFB Ser. 11-70, Class SH, IO, 5.723s, 2041			33,097,000	8,027,677
IFB Ser. 10-68, Class MS, IO, 5.683s, 2040			20,672,401	3,255,903
IFB Ser. 10-15, Class BS, IO, 5.613s, 2040			23,193,593	3,523,107
IFB Ser. 10-43, Class KS, IO, 5.583s, 2040			24,580,947	3,731,388
IFB Ser. 10-31, Class SA, IO, 5.583s, 2040			65,531,365	10,792,963
IFB Ser. 10-37, Class SG, IO, 5.533s, 2040			30,847,677	4,883,804
IFB Ser. 10-115, Class BS, IO, 5.233s, 2040			26,299,923	3,898,964
Ser. 13-3, Class IT, IO, 5s, 2043			17,675,629	3,997,355
Ser. 13-6, Class IC, IO, 5s, 2043			15,319,332	3,210,626
Ser. 12-146, Class IO, IO, 5s, 2042			32,937,959	6,946,945
Ser. 13-6, Class CI, IO, 5s, 2042			11,470,548	2,337,239
Ser. 13-130, Class IB, IO, 5s, 2040			33,529,410	4,809,459
Ser. 13-16, Class IB, IO, 5s, 2040			48,759,009	5,982,672
Ser. 11-41, Class BI, IO, 5s, 2040			33,125,241	4,451,022
Ser. 10-35, Class UI, IO, 5s, 2040			87,592,850	19,727,327
Ser. 10-20, Class UI, IO, 5s, 2040			41,017,283	8,712,891
Ser. 10-9, Class UI, IO, 5s, 2040			196,436,097	43,612,880
Ser. 09-121, Class UI, IO, 5s, 2039			88,531,042	19,286,488
Ser. 13-34, Class IH, IO, 4 1/2s, 2043			52,692,681	11,458,234
Ser. 13-24, Class IC, IO, 4 1/2s, 2043			8,675,350	1,866,155
Ser. 13-24, Class IK, IO, 4 1/2s, 2043			26,822,217	5,765,704
Ser. 11-140, Class BI, IO, 4 1/2s, 2040			22,980,967	3,147,243
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			31,839,210	6,507,139
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			77,927,076	16,745,021
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			128,506,939	28,252,137
Ser. 10-168, Class PI, IO, 4 1/2s, 2039			22,227,019	4,105,330
Ser. 10-158, Class IP, IO, 4 1/2s, 2039			31,568,544	5,506,817
Ser. 10-98, Class PI, IO, 4 1/2s, 2037			11,610,957	1,364,287
Ser. 13-165, Class IL, IO, 4s, 2043			19,314,960	3,449,652
Ser. 13-27, Class IJ, IO, 4s, 2043			25,534,617	5,851,002
Ser. 13-24, Class PI, IO, 4s, 2042			11,611,455	2,196,074
Ser. 12-106, Class QI, IO, 4s, 2042			33,956,872	6,331,598
Ser. 12-56, Class IB, IO, 4s, 2042			16,293,248	3,752,286
Ser. 13-102, Class IP, IO, 3 1/2s, 2043			31,293,033	4,537,552
Ser. 13-76, Class IO, IO, 3 1/2s, 2043			92,265,404	16,923,320
Ser. 13-28, Class IO, IO, 3 1/2s, 2043			28,601,238	4,567,260
Ser. 13-54, Class JI, IO, 3 1/2s, 2043			53,780,804	9,424,548
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			50,768,216	8,277,250
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			38,057,384	6,698,100
Ser. 12-140, Class IC, IO, 3 1/2s, 2042			61,316,936	14,409,848
Ser. 12-92, Class AI, IO, 3 1/2s, 2042			32,157,854	5,937,304
Ser. 12-48, Class AI, IO, 3 1/2s, 2036			26,461,649	5,218,502
Ser. 13-37, Class UI, IO, 3s, 2042			31,007,707	4,612,396
Ser. 13-41, Class MI, IO, 3s, 2041			29,855,953	4,256,862
Ser. 06-36, Class OD, PO, zero %, 2036			30,558	26,482
Ser. 06-64, PO, zero %, 2034			109,318	107,299

Structured Asset Securities Corp. 144A
Ser. 98-RF3, Class A, IO, 6.1s, 2028			390,441	50,757
IFB Ser. 07-4, Class 1A3, IO, 6.007s, 2045			120,639,598	21,111,930

				1,089,109,172
Commercial mortgage-backed securities (15.4%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046			11,655,000	11,996,561
Ser. 06-1, Class B, 5.49s, 2045			4,164,000	3,854,345
FRB Ser. 05-1, Class B, 5.29s, 2042			6,655,000	6,825,501
FRB Ser. 05-6, Class B, 5.184s, 2047			7,000,000	7,417,648

Banc of America Commercial Mortgage Trust 144A
Ser. 01-1, Class K, 6 1/8s, 2036			2,313,936	1,115,315
Ser. 07-5, Class XW, IO, 0.364s, 2051			195,676,305	1,815,289

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-PW17, Class AJ, 5.887s, 2050			3,285,000	3,194,663
Ser. 06-PW13, Class AJ, 5.611s, 2041			4,750,000	4,826,988
FRB Ser. 06-PW11, Class AJ, 5.439s, 2039			1,580,000	1,622,463
Ser. 05-PWR7, Class D, 5.304s, 2041			4,190,000	3,884,549
Ser. 05-PWR7, Class C, 5.235s, 2041			4,945,000	4,698,704
Ser. 05-PWR7, Class B, 5.214s, 2041			7,239,000	7,321,439
Ser. 05-PWR9, Class C, 5.055s, 2042			3,745,000	3,540,149
Ser. 05-PWR9, Class AJ, 4.985s, 2042			1,723,000	1,754,531

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class C, 5.439s, 2039			3,536,000	3,444,064

Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class B, 5.778s, 2049			10,998,000	10,539,383
Ser. 06-C5, Class AJ, 5.482s, 2049			7,567,000	7,407,367
FRB Ser. 05-C3, Class B, 5.029s, 2043			16,007,000	14,856,097

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.118s, 2044			8,486,000	8,231,420
Ser. 07-CD5, Class XS, IO, 0.043s, 2044			131,048,767	578,169

COMM Mortgage Trust Ser. 07-C9, Class AJ, 5.65s, 2049			2,860,000	2,969,252

COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.05s, 2046			18,552,000	16,494,672
FRB Ser. 13-LC6, Class D, 4.29s, 2046			8,936,000	7,530,020
FRB Ser. 13-CR6, Class D, 4.176s, 2046			7,779,000	6,455,178
FRB Ser. 13-CR8, Class D, 3.971s, 2046			7,568,000	6,124,867
FRB Ser. 07-C9, Class AJFL, 0.86s, 2049			14,635,000	12,878,800

Commercial Mortgage Trust 144A FRB Ser. 12-LC4, Class D, 5.648s, 2044			7,782,000	7,632,586

Cornerstone Titan PLC 144A
FRB Ser. 05-CT2A, Class E, 1.567s, 2014 (Ireland)		GBP	643,029	953,017
FRB Ser. 05-CT1A, Class D, 1.565s, 2014 (Ireland)		GBP	42,903	70,335

Credit Suisse First Boston Commercial Mortgage Trust
Ser. 05-C5, Class C, 5.1s, 2038			$4,077,000	4,174,386
Ser. 05-C5, Class F, 5.1s, 2038			4,760,000	4,593,400

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 02-CP5, Class H, 6.326s, 2035			9,440,000	8,304,689
Ser. 02-CP5, Class M, 5 1/4s, 2035			1,223,680	76,480

Credit Suisse Mortgage Capital Certificates Ser. 06-C5, Class AX, IO, 0.211s, 2039			214,727,044	1,245,417

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)			4,521,854	185,396

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.418s, 2044			27,897,000	27,498,413

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.032s, 2020			13,185,912	243,544

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 5.35s, 2035			3,121,100	1,956,627

GE Capital Commercial Mortgage Corp.
FRB Ser. 05-C4, Class AJ, 5.31s, 2045			10,193,000	9,893,326
FRB Ser. 06-C1, Class AJ, 5.28s, 2044			6,282,269	6,084,189

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965s, 2041			4,022,000	3,546,921

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class D, 4.986s, 2042			16,043,000	16,004,449

GS Mortgage Securities Trust
Ser. 06-GG8, Class AJ, 5.622s, 2039			3,663,000	3,587,491
Ser. 05-GG4, Class AJ, 4.782s, 2039			7,032,000	7,096,793

GS Mortgage Securities Trust 144A
FRB Ser. 11-GC3, Class D, 5.543s, 2044			17,502,000	17,622,919
FRB Ser. GC10, Class D, 4.415s, 2046			5,376,000	4,646,477
Ser. 05-GG4, Class XC, IO, 0.742s, 2039			341,711,836	2,562,839

Guggenheim Structured Real Estate Funding, Ltd. 144A FRB Ser. 05-2A, Class E, 2.165s, 2030 (Cayman Islands)			2,453,000	1,644,737

JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12, Class D, 4.087s, 2045			15,385,000	12,728,798

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.071s, 2051			12,711,000	13,004,624
FRB Ser. 06-LDP7, Class AJ, 5.863s, 2045			10,865,000	10,896,997
FRB Ser. 06-LDP7, Class B, 5.863s, 2045			9,729,000	8,366,994
Ser. 06-LDP6, Class AJ, 5.565s, 2043			20,859,000	21,303,297
FRB Ser. 05-LDP3, Class D, 5.192s, 2042			7,191,000	6,968,798
FRB Ser. 04-CBX, Class B, 5.021s, 2037			2,344,000	2,378,892
FRB Ser. 05-LDP2, Class E, 4.981s, 2042			13,871,000	12,781,217
FRB Ser. 04-C3, Class C, 4.981s, 2042			4,777,000	4,681,460
FRB Ser. 13-LC11, Class D, 4.243s, 2046			13,148,000	11,077,337
FRB Ser. 13-C10, Class D, 4.161s, 2047			6,108,000	5,140,152

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.171s, 2051			9,324,000	8,685,865
FRB Ser. 11-C3, Class E, 5.541s, 2046			6,889,000	6,863,511
FRB Ser. 12-LC9, Class E, 4.427s, 2047			6,905,000	6,039,306
FRB Ser. 13-C13, Class D, 4.056s, 2046			13,946,000	11,561,669
Ser. 07-CB20, Class X1, IO, 0.154s, 2051			255,545,588	2,425,639

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			8,260,023	8,588,656
Ser. 98-C4, Class J, 5.6s, 2035			3,535,000	3,954,251

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class AJ, 5.72s, 2039			9,917,000	10,019,145
Ser. 06-C6, Class E, 5.541s, 2039			9,358,000	8,681,417
Ser. 07-C1, Class AJ, 5.484s, 2040			14,438,000	14,645,907
FRB Ser. 06-C6, Class C, 5.482s, 2039			4,186,000	4,023,793
FRB Ser. 05-C2, Class D, 5.244s, 2040			4,875,000	4,131,563

Merrill Lynch Mortgage Investors Trust Ser. 96-C2, Class JS, IO, 2.38s, 2028			339,683	37

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.263s, 2051			4,285,000	4,580,665
FRB Ser. 05-CIP1, Class C, 5.21s, 2038			5,991,000	5,489,254
FRB Ser. 05-CIP1, Class B, 5.18s, 2038			5,395,000	5,179,200
Ser. 04-KEY2, Class D, 5.046s, 2039			4,390,000	4,402,731
Ser. 05-MCP1, Class D, 5.023s, 2043			4,029,000	3,903,698

Merrill Lynch/Countrywide Commercial Mortgage Trust Ser. 06-3, Class AJ, 5.485s, 2046			3,901,000	3,805,426

Merrill Lynch/Countrywide Financial Corp. Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.239s, 2049			10,799,000	10,259,050

Merrill Lynch/Countrywide Financial Corp. Commercial Mortgage Trust 144A Ser. 06-4, Class AJFX, 5.147s, 2049			9,331,000	8,975,489

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.59s, 2037			1,287,289	54,710
Ser. 07-C5, Class X, IO, 5.488s, 2049			6,713,227	481,338

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.419s, 2046			10,082,000	8,578,774

Ser. 13-C8, Class D, 4.172s, 2048			6,644,000	5,575,645
Ser. 13-C10, Class D, 4.083s, 2046			7,253,000	6,002,365

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558s, 2044			4,619,000	4,042,549
FRB Ser. 06-HQ8, Class D, 5.497s, 2044			8,329,000	7,308,698
Ser. 06-HQ10, Class AJ, 5.389s, 2041			10,341,000	10,406,148
Ser. 04-HQ4, Class E, 5.15s, 2040			4,766,000	4,766,000

Morgan Stanley Capital I Trust 144A
FRB Ser. 04-RR, Class F7, 6s, 2039			9,491,148	9,028,455
FRB Ser. 04-HQ3, Class K , 5.759s, 2041			13,937,000	14,454,063

N-Star Real Estate CDO, Ltd. 144A FRB Ser. 1A, Class C1A, 3.238s, 2038			2,016,779	1,794,934

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)			1,590,000	1,192,500

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			4,233,255	1,058,314

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class D, 4.958s, 2049			2,949,000	2,622,474
Ser. 13-C6, Class D, 4.354s, 2046			8,788,000	7,459,254

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 5.997s, 2045			21,124,000	21,212,721
FRB Ser. 06-C25, Class AJ, 5.724s, 2043			11,577,000	11,937,045
Ser. 06-C24, Class AJ, 5.658s, 2045			15,521,000	15,364,238
FRB Ser. 05-C20, Class B, 5.241s, 2042			15,494,522	15,927,750
FRB Ser. 05-C21, Class D, 5.239s, 2044			24,100,000	24,752,724
Ser. 07-C34, IO, 0.337s, 2046			69,416,872	839,944

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 04-C10, Class H, 5.429s, 2041			6,983,000	6,980,207
FRB Ser. 04-C11, Class G, 5.427s, 2041			5,825,000	5,835,019
FRB Ser. 04-C10, Class J, 5.007s, 2041			7,401,000	7,378,797

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.304s, 2046			11,908,000	9,857,481

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C6, Class D, 5.563s, 2045			5,394,000	5,213,638
FRB Ser. 13-C17, Class D, 5.127s, 2046			23,441,000	21,302,009
FRB Ser. 12-C9, Class D, 4.803s, 2045			1,690,000	1,528,774

FRB Ser. 13-C15, Class D, 4.486s, 2046			19,111,000	16,671,361
FRB Ser. 13-C12, Class D, 4.357s, 2048			10,575,000	9,014,976
FRB Ser. 13-C11, Class D, 4.184s, 2045			4,677,000	3,899,449
FRB Ser. 13-C14, Class D, 4.002s, 2046			12,895,000	10,567,453

				809,656,510
Residential mortgage-backed securities (non-agency) (8.6%)

American Home Mortgage Assets Trust FRB Ser. 06-5, Class A1, 1.064s, 2046			16,868,179	8,771,453

American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1A, 0.325s, 2047			23,038,280	16,391,736

Banc of America Funding Corp.
Ser. 06-2, Class 2A2, 6 1/4s, 2036			4,996,801	4,982,061
Ser. 06-2, Class 2A13, 6s, 2036			5,712,457	5,726,738
FRB Ser. 06-G, Class 2A5, 0.447s, 2036			4,045,680	3,479,285

Barclays Capital, LLC Trust
Ser. 12-RR10, Class 8A3, 15 3/4s, 2036			1,907,360	1,041,610
Ser. 13-RR1, Class 3A3, 13.057s, 2037			3,405,451	2,858,876
Ser. 13-RR1, Class 9A4, 10.132s, 2036			2,377,000	2,385,320
Ser. 13-RR1, Class 2A4, 9.588s, 2036			4,952,337	4,521,484
Ser. 13-RR1, Class 3A2, 4s, 2037			2,980,652	2,963,960
Ser. 13-RR1, Class 4A2, 4s, 2037			3,287,852	3,254,316
Ser. 12-RR10, Class 8A2, 4s, 2036			3,897,020	3,857,271
FRB Ser. 12-RR10, Class 9A2, 2.66s, 2035			9,361,295	8,186,452
Ser. 13-RR1, Class 1A2, 2.434s, 2035			5,838,493	4,732,099

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR12, Class 2A3, 12 5/8s, 2035			3,441,191	3,165,896
FRB Ser. 12-RR11, Class 5A3, 11.012s, 2037			1,591,936	956,913
FRB Ser. 13-RR2, Class 3A2, 7.67s, 2036			3,193,000	2,953,525
FRB Ser. 10-RR12, Class 6A1, 5.995s, 2037			10,311,542	10,520,866
Ser. 12-RR12, Class 2A2, 4s, 2035			2,619,780	2,593,058
FRB Ser. 12-RR1, Class 1A4, 2.758s, 2037			6,657,281	4,700,041
FRB Ser. 09-RR6, Class 1A2, 2.43s, 2035			7,751,421	6,588,708
Ser. 09-RR7, Class 1A7, IO, 1.685s, 2046			346,237,171	10,819,912
Ser. 09-RR7, Class 2A7, IO, 1.508s, 2047			311,379,336	9,746,173
FRB Ser. 12-RR1, Class 6A5, 0.358s, 2046			5,320,000	4,641,700

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3, Class M6, 5.04s, 2034			265,627	18,505

Citigroup Mortgage Loan Trust, Inc. 144A
FRB Ser. 11-2, Class 3A2, 8.329s, 2037			6,434,161	6,163,412
FRB Ser. 11-12, Class 2A2, 0.535s, 2035			8,520,000	6,901,200

Countrywide Alternative Loan Trust
Ser. 07-16CB, Class 4A7, 6s, 2037			12,360,433	10,767,173
Ser. 06-5T2, Class A7, 6s, 2036			5,937,515	4,815,485
Ser. 07-4CB, Class 1A6, 5 3/4s, 2037			10,778,985	9,431,612
FRB Ser. 05-59, Class 1A1, 0.497s, 2035			14,058,929	10,772,654
FRB Ser. 05-56, Class 4A1, 0.475s, 2035			14,522,013	11,891,350
FRB Ser. 05-81, Class A1, 0.445s, 2037			10,083,352	7,417,314

Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-4R, Class 3A4, 2.702s, 2038			6,487,000	5,838,300
FRB Ser. 08-4R, Class 1A4, 0.565s, 2037			5,000,000	3,790,000

DSLA Mortgage Loan Trust Ser. 04-AR2, Class X2, IO, 2.253s, 2044			47,993,693	2,463,425

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.067s, 2043 (United Kingdom)		GBP	2,706,624	4,443,040
FRB Ser. 03-2, Class 2C1, 2.77s, 2043 (United Kingdom)		EUR	7,263,000	9,904,776

Green Tree Financial Corp. Ser. 95-F, Class B2, 7.1s, 2021			$39,570	39,462

Green Tree Home Improvement Loan Trust Ser. 95-D, Class B2, 7.45s, 2025			37,359	37,263

GSC Capital Corp. Mortgage Trust Ser. 05-11, Class AF3, 4.778s, 2036			12,248,185	11,765,606

GSR Mortgage Loan Trust FRB Ser. 05-AR4, Class 3A5, 2.651s, 2035			4,000,000	3,715,000

IndyMac INDX Mortgage Loan Trust FRB Ser. 06-AR15, Class A1, 0.285s, 2036			8,491,301	6,317,528

JPMorgan Mortgage Trust FRB Ser. 07-A1, Class 3A4, 2.813s, 2035			3,887,090	3,304,026

Merrill Lynch Alternative Note Asset Trust FRB Ser. 07-OAR2, Class A1, 0.345s, 2037			8,021,210	7,138,877

Mortgage IT Trust FRB Ser. 05-3, Class A2, 0.515s, 2035			7,975,909	6,787,499

Opteum Mortgage Acceptance Corp. FRB Ser. 05-4, Class 1A2, 0.555s, 2035			11,136,256	9,855,586

Residential Accredit Loans, Inc. FRB Ser. 06-QO7, Class 1A1, 0.943s, 2046			39,690,628	25,104,322

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.213s, 2046			15,986,586	13,988,263
FRB Ser. 06-AR3, Class A1B, 1.143s, 2046			21,897,904	17,693,506
FRB Ser. 06-AR4, Class 1A1B, 1.083s, 2046			9,671,300	8,027,179
FRB Ser. 05-AR19, Class A1C3, 0.665s, 2045			18,032,009	15,146,888
FRB Ser. 05-AR13, Class A1C3, 0.655s, 2045			36,269,702	30,974,326
FRB Ser. 05-AR8, Class 2AC2, 5/8s, 2045			11,253,470	9,796,145
FRB Ser. 05-AR11, Class A1B2, 0.615s, 2045			6,589,295	5,666,794
FRB Ser. 05-AR13, Class A1B2, 0.595s, 2045			8,209,339	7,306,312
FRB Ser. 05-AR17, Class A1B2, 0.575s, 2045			1,729,525	1,474,420
FRB Ser. 05-AR15, Class A1B2, 0.575s, 2045			10,051,137	8,354,907
FRB Ser. 05-AR19, Class A1C4, 0.565s, 2045			6,748,346	5,533,644
FRB Ser. 05-AR11, Class A1B3, 0.565s, 2045			13,118,896	11,479,034
FRB Ser. 05-AR8, Class 2AC3, 0.555s, 2045			3,900,755	3,395,607
FRB Ser. 05-AR1, Class A1B, 0.555s, 2045			6,074,448	5,357,663
FRB Ser. 05-AR15, Class A1B3, 0.505s, 2045			7,055,695	5,863,283
FRB Ser. 05-AR6, Class 2AB3, 0.435s, 2045			3,849,046	3,464,141

Wells Fargo Mortgage Backed Securities Trust Ser. 07-12, Class A7, 5 1/2s, 2037			2,694,034	2,723,612

				454,768,592

Total mortgage-backed securities (cost $2,233,307,459)				$2,353,534,274

CORPORATE BONDS AND NOTES (29.2%)(a)
			Principal amount	Value

Basic materials (2.3%)

ArcelorMittal sr. unsec. bonds 10.35s, 2019 (France)			$3,135,000	$3,970,162

ArcelorMittal sr. unsec. unsub. notes 7 1/2s, 2039 (France)			2,090,000	2,053,425

ArcelorMittal sr. unsec. unsub. notes 5s, 2017 (France)			500,000	536,250

Ashland, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			2,921,000	2,782,253

Ashland, Inc. sr. unsec. unsub. notes 3s, 2016			3,880,000	3,947,900

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			3,080,000	3,311,000

Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issu 144A company guaranty sr. unsec. notes 5 5/8s, 2016 (Luxembourg)			1,375,000	1,402,500

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			2,440,000	2,568,100

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			2,990,000	2,855,450

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			2,735,000	2,912,775

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)			955,000	1,076,763

Cemex SAB de CV 144A company guaranty sr. notes 9 1/2s, 2018 (Mexico)			845,000	959,075

Cemex SAB de CV 144A company guaranty sr. notes 7 1/4s, 2021 (Mexico)			1,805,000	1,868,175

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)			2,485,000	2,567,005

Cemex SAB de CV 144A company guaranty sr. notes 5 7/8s, 2019 (Mexico)			880,000	882,200

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			1,672,000	1,747,240

Exopack Holdings SA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			1,930,000	1,973,425

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			1,674,000	1,766,070

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			180,000	202,050

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			776,000	805,100

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			2,572,000	2,710,374

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			1,041,000	1,134,690

Graphic Packaging International, Inc. company guaranty sr. unsec. notes 4 3/4s, 2021			2,393,000	2,369,070

Grohe Holding GmbH 144A company guaranty sr. FRN notes 4.277s, 2017 (Germany)		EUR	2,148,000	2,954,973

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			$3,475,000	3,744,313

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			3,152,000	3,762,700

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			1,980,000	2,029,500

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			4,499,000	4,673,336

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			4,125,000	4,661,250

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			816,000	902,700

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			3,315,000	3,265,275

Huntsman International, LLC 144A company guaranty sr. unsec. notes 5 1/8s, 2021		EUR	700,000	966,601

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			$383,000	329,380

Ineos Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			1,205,000	1,320,981

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 6 1/8s, 2018 (Luxembourg)			5,045,000	5,076,531

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			2,472,000	2,836,620

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			2,634,000	2,930,325

Momentive Performance Materials, Inc. company guaranty sr. notes 10s, 2020			392,000	410,620

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020			3,381,000	3,558,503

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			794,000	766,210

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			2,325,000	2,586,563

Nufarm Australia, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2019 (Australia)			447,000	464,880

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			2,910,000	3,128,250

PQ Corp. 144A sr. notes 8 3/4s, 2018			1,373,000	1,496,570

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			435,000	487,200

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			1,649,000	1,747,940

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			1,264,000	1,355,640

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			1,065,000	1,037,044

Smurfit Kappa Acquisitions 144A company guaranty sr. notes 4 7/8s, 2018 (Ireland)			675,000	685,946

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			82,000	89,688

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			305,000	329,400

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			1,405,000	1,520,913

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			190,000	189,525

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			3,110,000	3,529,850

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020			2,240,000	2,380,000

Tronox Finance, LLC company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			1,862,000	1,899,240

USG Corp. sr. unsec. notes 9 3/4s, 2018			2,005,000	2,370,913

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			1,735,000	1,808,738

Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 6s, 2023			1,105,000	1,066,325

				118,765,495
Capital goods (1.8%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			6,774,000	7,349,790

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			4,031,000	4,615,495

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 144A sr. notes 4 7/8s, 2022 (Ireland)			735,000	727,650

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 144A sr. unsec. notes 7s, 2020 (Ireland)			2,140,000	2,150,700

B/E Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			2,733,000	2,992,635

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			1,425,000	1,442,813

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018			1,194,000	1,280,565

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			500,000	578,750

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			1,010,000	1,073,125

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			1,008,000	1,000,440

Bombardier, Inc. 144A sr. notes 4 1/4s, 2016 (Canada)			1,091,000	1,140,095

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			3,129,000	3,437,989

Consolidated Container Co., LLC/Consolidated Container Capital, Inc. 144A company guaranty sr. unsec. notes 10 1/8s, 2020			181,000	192,086

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			2,512,000	2,348,720

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			812,000	836,360

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)			537,000	383,955

Gestamp Funding Luxembourg SA 144A sr. notes 5 5/8s, 2020 (Luxembourg)			2,115,000	2,154,762

GrafTech International, Ltd. company guaranty sr. unsec. notes 6 3/8s, 2020			1,808,000	1,853,200

KION Finance SA 144A sr. notes 6 3/4s, 2020 (Luxembourg)		EUR	590,000	885,386

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			$2,585,000	2,788,569

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			3,324,000	4,287,722

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			3,338,000	3,371,380

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			4,309,000	4,072,005

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			3,126,000	3,290,115

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			1,445,000	1,528,088

Rexam PLC unsec. sub. FRB bonds 6 3/4s, 2067 (United Kingdom)		EUR	560,000	823,140

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2019 (France)			$684,000	714,780

Reynolds Group Issuer, Inc. Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 7 7/8s, 2019			1,325,000	1,467,438

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			1,750,000	1,785,000

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			1,325,000	1,469,094

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019			3,375,000	3,619,688

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			4,095,000	4,371,413

Schaeffler Holding Finance BV 144A company guaranty sr. notes 6 7/8s, 2018 (Netherlands)(PIK)			2,120,000	2,247,200

Schaeffler Holding Finance BV 144A sr. unsec. notes 6 7/8s, 2018 (Netherlands)(PIK)		EUR	1,020,000	1,499,684

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			$2,190,000	2,343,300

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			1,830,000	1,999,275

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			415,000	444,050

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			5,479,000	5,657,068

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			2,052,000	2,195,640

Titan International, Inc. 144A company guaranty sr. bonds 6 7/8s, 2020			1,120,000	1,167,600

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			455,000	489,125

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020			1,460,000	1,427,150

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			3,171,000	3,400,898

Triumph Group, Inc. company guaranty sr. unsec. sub. FRN notes 4 7/8s, 2021			1,395,000	1,353,150

WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			530,000	530,000

				94,787,088
Communication services (3.7%)

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			2,000,000	2,330,000

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			244,000	272,365

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			1,634,000	1,683,020

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			6,802,000	6,342,865

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 5 1/8s, 2023			4,219,000	3,913,123

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			1,347,000	1,417,718

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			4,189,000	4,241,363

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			380,000	386,650

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			950,000	1,023,625

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023			3,742,000	3,667,160

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			4,210,000	4,546,800

CyrusOne LP/CyrusOne Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			357,000	369,495

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)			3,505,000	3,632,056

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			5,118,000	5,322,720

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			2,657,000	2,816,420

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2018			3,588,000	3,659,760

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			2,620,000	2,999,900

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			475,000	475,000

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			1,949,000	2,109,793

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			3,750,000	4,181,250

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			4,928,000	5,125,120

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			770,000	793,100

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			1,949,000	2,148,773

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 8 1/8s, 2023 (Luxembourg)			4,016,000	4,307,160

Intelsat Luxembourg SA 144A sr. unsec. notes 7 3/4s, 2021 (Luxembourg)			8,659,000	9,286,778

Intelsat Luxembourg SA 144A sr. unsec. notes 6 3/4s, 2018 (Luxembourg)			2,470,000	2,624,375

Kabel Deutschland GmbH 144A sr. bonds 6 1/2s, 2018 (Germany)		EUR	1,560,000	2,271,702

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			$1,699,000	1,900,756

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			2,993,000	3,352,160

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			515,000	563,925

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			183,000	193,980

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			895,000	903,950

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			386,000	417,363

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			3,915,000	4,042,238

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			4,663,000	4,837,863

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			2,345,000	1,770,475

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			3,202,000	3,578,235

Phones4U Finance PLC 144A sr. notes 9 1/2s, 2018 (United Kingdom)		GBP	2,520,000	4,420,452

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			$2,278,000	2,203,965

Qwest Corp. sr. unsec. notes 7 1/2s, 2014			610,000	640,279

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			1,375,000	1,464,327

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			2,843,000	3,049,118

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 5 3/4s, 2020			520,000	540,800

Sprint Capital Corp. company guaranty 6 7/8s, 2028			4,110,000	3,873,675

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			4,280,000	4,954,100

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			3,538,000	3,838,730

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			4,427,000	5,323,468

Sprint Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			3,459,000	3,718,425

Sprint Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2021			5,785,000	6,211,644

Sunrise Communications International SA 144A company guaranty sr. notes 7s, 2017 (Luxembourg)		EUR	495,000	716,722

Sunrise Communications International SA 144A company guaranty sr. notes 7s, 2017 (Luxembourg)		CHF	540,000	637,128

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			$1,842,000	1,878,840

T-Mobile USA, Inc. 144A sr. unsec. notes 5 1/4s, 2018			880,000	926,200

Telenet Finance V Luxembourg SCA 144A sr. notes 6 3/4s, 2024 (Luxembourg)		EUR	2,690,000	3,931,514

Telenet Finance V Luxembourg SCA 144A sr. notes 6 1/4s, 2022 (Luxembourg)		EUR	790,000	1,155,662

Unitymedia KabelBW GmbH company guaranty sr. notes Ser. REGS, 9 5/8s, 2019 (Germany)		EUR	2,398,000	3,644,160

Unitymedia KabelBW GmbH 144A sr. sub. notes 9 1/2s, 2021 (Germany)		EUR	665,000	1,061,965

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH sr. notes 7 1/2s, 2019 (Germany)		EUR	1,855,000	2,772,689

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 5 1/8s, 2023 (Germany)		EUR	2,130,000	2,914,358

UPC Holdings BV bonds 8 3/8s, 2020 (Netherlands)		EUR	1,986,000	3,006,446

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			$5,063,000	4,949,083

Virgin Media Finance PLC company guaranty sr. unsec. bonds 8 7/8s, 2019 (United Kingdom)		GBP	162,000	291,477

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021 (United Kingdom)		GBP	2,160,000	3,666,273

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			$6,375,000	7,076,250

Wind Acquisition Finance SA company guaranty sr. notes Ser. REGS, 7 3/8s, 2018 (Luxembourg)		EUR	301,000	437,929

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 3/8s, 2018 (Luxembourg)		EUR	4,110,000	5,979,689

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)			$1,135,000	1,194,588

Wind Acquisition Holdings Finance SA company guaranty sr. notes 12 1/4s, 2017 (Luxembourg)(PIK)		EUR	1,509,446	2,187,286

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			$2,884,000	3,294,970

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			780,000	826,800

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			815,000	762,025

				197,060,073
Consumer cyclicals (4.9%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			360,000	396,900

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			2,673,000	3,057,244

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			2,870,000	3,322,025

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			565,000	607,375

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016			550,000	613,250

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 7 1/4s, 2023			1,704,000	1,704,000

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			962,000	962,000

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			711,000	716,333

Boyd Gaming Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			600,000	652,500

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			2,145,000	2,225,438

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			2,550,000	2,565,565

Building Materials Corp. of America 144A company guaranty sr. unsec. notes 7 1/2s, 2020			1,185,000	1,279,800

Building Materials Corp. of America 144A company guaranty sr. notes 7s, 2020			2,425,000	2,606,875

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			1,965,000	2,127,113

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			1,865,000	2,100,456

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 9s, 2020			3,256,000	3,166,460

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			1,061,000	1,079,568

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			855,000	927,675

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			945,000	933,188

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			261,000	262,958

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			4,905,000	4,941,788

Ceridian Corp. 144A sr. notes 8 7/8s, 2019			813,000	934,950

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			3,412,000	3,932,330

Chinos Intermediate Holdings A, Inc. 144A sr. unsec. notes 7 3/4s, 2019(PIK)			2,293,000	2,333,128

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			2,348,000	2,670,850

Churchill Downs, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			1,110,000	1,129,425

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			245,000	230,300

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			680,000	751,400

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			4,178,000	4,219,780

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2019			1,721,000	1,755,420

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			1,328,000	1,396,060

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			1,305,000	1,332,731

CST Brands, Inc. company guaranty sr. unsec. notes 5s, 2023			3,197,000	3,085,105

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			2,310,000	2,437,050

D.R. Horton, Inc. company guaranty sr. unsec. notes 5 3/4s, 2023			488,000	496,540

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			2,270,000	2,411,875

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			2,391,000	2,707,808

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			1,487,000	1,572,503

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			3,355,000	3,573,075

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)			450,000	438,750

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021			2,635,000	2,951,904

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2020			1,140,000	1,154,250

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2019			1,605,000	1,671,206

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			2,000,000	2,027,500

General Motors Co. 144A sr. unsec. unsub. notes 4 7/8s, 2023			3,000,000	3,037,500

General Motors Financial Co., Inc. 144A company guaranty sr. unsec. notes 4 1/4s, 2023			392,000	372,890

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			2,590,000	2,725,975

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2020			2,370,000	2,370,000

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 3/8s, 2018			885,000	904,913

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			4,092,000	4,347,750

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	2,495,000	2,452,628

Griffey Intermediate, Inc./Griffey Finance Sub LLC 144A sr. unsec. notes 7s, 2020			$1,945,000	1,536,550

Grupo Televisa, S.A.B. sr. unsec. bonds 6 5/8s, 2040 (Mexico)			900,000	955,744

Grupo Televisa, S.A.B. sr. unsec. notes 6s, 2018 (Mexico)			418,000	465,576

Grupo Televisa, S.A.B sr. unsec. unsub. notes Ser. EMTN, 7 1/4s, 2043 (Mexico)		MXN	25,900,000	1,506,411

GTECH SpA jr. sub. FRN notes Ser. REGS, 8 1/4s, 2066 (Italy)		EUR	2,387,000	3,565,511

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			$2,903,000	3,011,863

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			1,090,000	1,110,438

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			1,136,000	1,245,340

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			1,008,000	990,360

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			1,235,000	1,318,363

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			4,588,000	4,966,510

ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s, 2016 (Denmark)		EUR	1,620,512	2,266,122

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			$700,000	732,375

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			1,060,000	1,128,900

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			2,755,000	3,016,725

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			1,325,000	1,354,813

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			2,567,000	2,631,175

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			2,560,000	2,649,600

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			2,245,000	2,082,238

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			2,330,000	2,522,225

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			1,420,000	1,562,000

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			1,370,000	1,356,300

MGM Resorts International company guaranty sr. unsec. notes 7 5/8s, 2017			2,555,000	2,906,313

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			915,000	1,006,500

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			2,785,000	2,979,950

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			2,495,000	2,775,688

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			360,000	379,350

Michaels FinCo Holdings, LLC/Michaels FinCo, Inc. 144A sr. unsec. notes 7 1/2s, 2018(PIK)			2,286,000	2,366,010

Michaels Stores, Inc. company guaranty notes 11 3/8s, 2016			843,000	863,038

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			5,615,776	6,240,531

Navistar International Corp. sr. notes 8 1/4s, 2021			2,816,000	2,907,520

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			3,305,000	3,457,856

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			1,826,000	1,912,735

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8s, 2021			1,280,000	1,337,600

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			1,317,000	1,303,830

Nexstar Broadcasting, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			2,195,000	2,348,650

Nielsen Co. Luxembourg S.a.r.l. (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			1,336,000	1,362,720

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 4 1/2s, 2020			799,000	777,028

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			2,343,000	2,586,086

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			2,155,000	2,386,663

Owens Corning company guaranty sr. unsec. notes 9s, 2019			679,000	835,170

Penn National Gaming, Inc. 144A sr. unsec. notes 5 7/8s, 2021			2,615,000	2,582,313

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			2,907,000	2,972,408

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			1,280,000	1,372,800

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			665,000	678,300

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			1,625,000	1,669,688

Quiksilver, Inc./QS Wholesale, Inc. company guaranty sr. unsec. notes 10s, 2020			230,000	259,900

Quiksilver, Inc./QS Wholesale, Inc. 144A sr. notes 7 7/8s, 2018			230,000	249,550

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			3,275,000	3,217,688

Rent-A-Center, Inc./TX company guaranty sr. unsec. notes 4 3/4s, 2021			1,650,000	1,546,875

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			503,000	547,641

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			2,820,000	2,897,550

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			3,139,000	3,499,985

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			3,558,000	3,931,590

Schaeffler Finance BV 144A company guaranty sr. notes 8 3/4s, 2019 (Netherlands)		EUR	2,595,000	4,051,882

Schaeffler Finance BV 144A company guaranty sr. notes 8 1/2s, 2019 (Netherlands)			$260,000	293,150

Schaeffler Finance BV 144A sr. notes 4 3/4s, 2021 (Netherlands)			2,055,000	2,049,863

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			1,145,000	1,127,825

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			1,885,000	1,903,850

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2021			2,019,000	2,084,618

Sirius XM Holdings, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			3,658,000	3,740,305

Sirius XM Holdings, Inc. 144A sr. unsec. notes 5 1/4s, 2022			200,000	202,500

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			3,984,000	3,894,360

Spectrum Brands Escrow Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022			90,000	95,625

Spectrum Brands Escrow Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			215,000	229,513

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			1,125,000	1,210,781

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			1,680,000	1,751,400

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			2,315,000	2,233,975

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			4,162,000	4,047,545

Thomas Cook Group PLC sr. unsec. notes Ser. EMTN, 7 3/4s, 2017 (United Kingdom)		GBP	2,188,000	3,940,250

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			$2,378,000	2,413,670

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			2,350,841	2,491,891

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			4,975,000	5,708,813

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			475,000	480,938

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			1,584,000	1,742,400

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			2,324,000	2,553,495

Univision Communications, Inc. 144A sr. notes 6 7/8s, 2019			1,500,000	1,603,125

				255,660,546
Consumer staples (1.6%)

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			4,005,000	3,604,500

Affinion Investments, LLC 144A company guaranty sr. unsec. sub. notes 13 1/2s, 2018			883,320	878,903

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015		BRL	11,100,000	4,653,696

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			$5,831,000	6,217,304

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			710,000	687,813

B&G Foods, Inc. company guaranty sr. unsec. notes 4 5/8s, 2021			970,000	928,775

Barry Callebaut Services NV 144A company guaranty sr. unsec. notes 5 1/2s, 2023 (Belgium)			630,000	631,939

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			1,492,000	1,656,120

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			2,144,000	2,208,320

Claire's Stores, Inc. 144A company guaranty sr. notes 6 1/8s, 2020			475,000	454,813

Claire's Stores, Inc. 144A sr. notes 9s, 2019			2,170,000	2,354,450

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			470,000	437,100

Constellation Brands, Inc. company guaranty sr. unsec. notes 3 3/4s, 2021			2,850,000	2,679,000

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			2,401,000	2,725,135

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			885,000	944,738

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			480,000	452,400

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			1,337,000	1,310,260

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			2,498,000	2,760,290

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			4,296,000	4,768,560

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			2,115,000	2,305,350

Enterprise Inns PLC sr. unsub. mtge. notes 6 1/2s, 2018 (United Kingdom)		GBP	1,688,000	2,895,397

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)			$1,220,000	1,088,707

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020			4,405,000	4,261,838

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			800,000	863,000

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022			280,000	289,100

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020			280,000	290,150

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			680,000	737,800

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			3,515,000	3,673,175

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			1,675,000	1,742,000

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			955,000	1,013,494

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			2,475,000	2,697,750

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020			1,645,000	1,776,600

Post Holdings, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			910,000	973,700

Post Holdings, Inc. 144A company guaranty sr. unsec. notes 7 3/8s, 2022			230,000	246,100

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			2,010,000	2,025,075

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			3,003,000	2,961,709

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			3,845,000	4,412,138

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			595,000	669,375

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			1,405,000	1,485,788

Sun Merger Sub, Inc. 144A sr. unsec. notes 5 7/8s, 2021			460,000	471,500

Sun Merger Sub, Inc. 144A sr. unsec. notes 5 1/4s, 2018			1,515,000	1,583,175

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			4,016,000	4,462,780

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			920,000	1,020,050

Wells Enterprises, Inc. 144A sr. notes 6 3/4s, 2020			421,000	427,315

				84,727,182
Energy (5.4%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			1,947,000	2,073,555

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			765,000	818,550

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			6,012,000	5,801,580

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			1,950,000	1,667,250

Antero Resources Finance Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			1,938,000	1,957,380

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2021			1,992,000	2,091,600

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			520,000	555,100

Aurora USA Oil & Gas Inc. 144A company guaranty sr. unsec. notes 9 7/8s, 2017			1,560,000	1,677,000

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			3,906,000	4,228,245

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			1,640,000	1,853,200

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			260,000	282,100

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	565,000	844,815

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			$3,310,000	3,587,213

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			475,000	489,250

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			3,280,000	3,542,400

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			1,035,000	1,063,463

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			896,000	925,120

Connacher Oil and Gas, Ltd. 144A notes 8 3/4s, 2018 (Canada)		CAD	2,355,000	1,524,182

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			$827,000	568,563

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			1,829,000	1,979,893

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			7,000,000	7,376,250

Continental Resources, Inc. company guaranty sr. unsec. notes 5s, 2022			3,415,000	3,547,331

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2021			788,000	893,395

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			4,722,000	4,964,003

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			2,340,000	2,579,850

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			4,135,000	3,948,925

Forbes Energy Services, Ltd. company guaranty sr. unsec. notes 9s, 2019			2,205,000	2,160,900

Forum Energy Technologies, Inc. 144A sr. unsec. notes 6 1/4s, 2021			2,345,000	2,462,250

Gaz Capital SA sr. unsec. notes Ser. REGS, 7.288s, 2037 (Russia)			1,810,000	1,878,092

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. notes 7.288s, 2037 (Russia)			1,280,000	1,348,800

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9 1/4s, 2019 (Russia)			3,305,000	4,079,494

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 8.146s, 2018 (Russia)			740,000	871,579

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			4,595,000	4,778,800

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			2,883,000	3,070,395

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			2,835,000	2,955,488

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			4,153,000	4,194,530

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			175,000	186,156

Hercules Offshore, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2021			810,000	858,600

Hercules Offshore, Inc. 144A sr. unsec. notes 8 3/4s, 2021			795,000	881,456

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			1,625,000	1,742,813

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			1,492,000	1,529,300

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			540,000	599,400

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			4,375,000	4,353,125

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019			2,918,000	3,260,865

Linn Energy LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019			535,000	545,700

Linn Energy LLC/Linn Energy Finance Corp. 144A company guaranty sr. unsec. notes 7s, 2019			5,080,000	5,130,800

Lone Pine Resources Canada, Ltd. company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada) (In default)(NON)			813,000	243,900

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 6 1/8s, 2020 (Russia)			5,000,000	5,417,500

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)			1,700,000	1,597,712

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656s, 2022 (Russia)			2,380,000	2,603,125

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			1,624,000	1,709,260

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			2,401,000	2,419,008

National JSC Naftogaz of Ukraine govt. guaranty unsec. notes 9 1/2s, 2014 (Ukraine)			9,475,000	9,417,297

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			750,000	773,438

Newfield Exploration Co. sr. unsec. sub. notes 6 7/8s, 2020			1,000,000	1,071,250

Northern Oil and Gas, Inc. company guaranty sr. unsec. notes 8s, 2020			902,000	944,845

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			1,045,000	1,110,313

Oasis Petroleum, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			3,475,000	3,683,500

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			2,250,000	2,441,591

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			1,425,000	1,453,500

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			2,848,000	3,204,000

Pemex Project Funding Master Trust company guaranty unsec. unsub. notes 6 5/8s, 2038 (Mexico)			760,000	782,800

Pertamina Persero PT 144A sr. unsec. notes 5 1/4s, 2021 (Indonesia)			3,700,000	3,561,250

Pertamina Persero PT 144A sr. unsec. notes 4 7/8s, 2022 (Indonesia)			720,000	660,600

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			6,751,000	6,818,510

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			21,355,000	15,886,625

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)			3,000,000	1,626,330

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			5,000,000	3,813,400

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			32,650,000	30,032,123

Petroleos de Venezuela SA sr. unsec. sub. bonds 5s, 2015 (Venezuela)			16,885,000	14,019,278

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			22,725,000	18,918,563

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 12 3/4s, 2022 (Venezuela)			1,000,000	912,500

Petroleos Mexicanos company guaranty sr. unsec. notes 6 1/2s, 2041 (Mexico)			1,000,000	1,045,000

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			1,640,000	1,775,300

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			790,000	776,175

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			3,321,000	3,553,470

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			1,351,000	1,347,623

Sabine Pass Liquefaction, LLC 144A sr. notes 6 1/4s, 2022			2,650,000	2,630,125

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			2,885,000	3,260,050

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			705,000	731,438

Samson Investment Co. 144A sr. unsec. notes 10 1/2s, 2020			3,925,000	4,278,250

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			678,000	710,205

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			620,000	669,600

Shelf Drilling Holdings Ltd. 144A sr. notes 8 5/8s, 2018			2,045,000	2,208,600

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			1,105,000	1,174,063

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			985,000	1,034,250

Tervita Corp. 144A sr. notes 8s, 2018 (Canada)			590,000	609,175

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			$655,000	661,943

Tervita Corp. 144A company guaranty sr. notes 9s, 2018 (Canada)		CAD	590,000	569,183

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			1,915,000	2,020,325

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			5,725,000	5,982,625

Williams Cos., Inc. (The) notes 7 3/4s, 2031			522,000	559,699

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			690,000	795,647

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			4,215,000	4,215,000

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			1,143,000	1,220,153

				284,678,873
Financials (4.4%)

Allegion US Holding Co., Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2021			4,028,000	4,189,120

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			1,815,000	2,023,725

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			4,595,000	4,939,625

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031			2,000,000	2,392,500

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			7,290,000	8,492,850

Ally Financial, Inc. unsec. sub. notes 8s, 2018			1,333,000	1,572,940

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068			3,027,000	3,662,670

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2023 (Brazil)			1,200,000	1,122,000

Banco Nacional de Costa Rica 144A sr. unsec. notes 4 7/8s, 2018 (Costa Rica)			2,200,000	2,160,259

Boparan Finance PLC 144A company guaranty sr. unsec. unsub. bonds 9 3/4s, 2018 (United Kingdom)		EUR	1,030,000	1,556,995

Boparan Finance PLC 144A company guaranty sr. unsec. unsub. notes 9 7/8s, 2018 (United Kingdom)		GBP	1,365,000	2,479,176

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			$2,575,000	2,755,250

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			782,000	751,698

CIT Group, Inc. sr. unsec. notes 5s, 2023			1,205,000	1,159,813

CIT Group, Inc. sr. unsec. notes 5s, 2022			3,615,000	3,524,625

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			1,350,000	1,434,375

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			2,885,000	3,242,019

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			1,710,000	1,833,975

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020			2,620,000	2,410,400

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			785,000	865,463

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			2,170,000	1,817,375

Dresdner Funding Trust I jr. unsec. sub. notes 8.151s, 2031			3,250,000	3,363,750

Dresdner Funding Trust I 144A bonds 8.151s, 2031			3,659,000	3,787,065

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			4,906,000	5,267,818

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021			2,650,000	2,722,875

HSBC Capital Funding LP/Jersey bank guaranty jr. unsec. sub. FRB bonds 5.13s, perpetual maturity (Jersey)		EUR	1,092,000	1,575,349

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			$4,000,000	4,160,000

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A sr. unsec. notes 6s, 2020			1,878,000	1,934,340

Industry & Construction Bank St. Petersburg OJSC Via Or-ICB unsec. sub. FRN notes 5.01s, 2015 (Russia)			1,695,000	1,729,731

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			608,000	658,160

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			760,000	760,000

International Lease Finance Corp. sr. unsec. unsub. notes 4 5/8s, 2021			970,000	928,775

International Lease Finance Corp. sr. unsec. unsub. notes 3 7/8s, 2018			1,675,000	1,683,375

iStar Financial, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2018(R)			400,000	400,500

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			2,250,000	2,491,875

LBG Capital No. 1 PLC 144A jr. unsec. sub. FRN notes 8s, perpetual maturity (United Kingdom)			2,158,000	2,304,744

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097			2,775,000	2,830,350

MetLife Capital Trust X 144A jr. sub. FRB bonds 9 1/4s, 2068			935,000	1,204,981

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			2,405,000	2,489,175

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			1,454,000	1,475,810

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 9 5/8s, 2019			835,000	939,375

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			740,000	767,750

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2018			1,380,000	1,402,425

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			3,243,000	3,088,958

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020			3,872,000	3,881,680

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			1,774,000	1,774,000

Onex USI Acquisition Corp. 144A sr. unsec. notes 7 3/4s, 2021			3,583,000	3,659,139

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			3,493,000	3,728,778

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			1,460,000	1,463,650

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			3,128,000	3,104,540

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			500,000	545,000

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN notes Ser. U, 7.64s, perpetual maturity (United Kingdom)			3,300,000	3,217,500

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB bonds 7.092s, perpetual maturity (United Kingdom)		EUR	2,550,000	3,411,562

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)			$1,495,000	1,505,644

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Russia)			2,100,000	2,213,680

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Russia)			5,010,000	5,310,600

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			3,021,000	3,519,465

Societe Generale SA 144A jr. unsec. sub. FRB bonds 7 7/8s, perpetual maturity (France)			2,540,000	2,559,050

Springleaf Finance Corp. sr. unsec. notes Ser. MTN, 6.9s, 2017			4,130,000	4,514,090

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021			1,295,000	1,398,600

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			2,105,000	2,105,000

State Bank of India/London 144A sr. unsec. notes 4 1/2s, 2015 (India)			1,665,000	1,714,667

UBS AG/Jersey Branch jr. unsec. sub. FRB bonds 4.28s, perpetual maturity (Jersey)		EUR	976,000	1,352,524

UBS AG/Jersey Branch jr. unsec. sub. FRN notes Ser. EMTN, 7.152s, perpetual maturity (Jersey)		EUR	2,000,000	3,045,798

Ukreximbank Via Biz Finance PLC sr. unsec. unsub. bonds 8 3/8s, 2015 (United Kingdom)			$3,400,000	3,225,002

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			1,956,000	2,044,020

VTB Bank OJSC 144A jr. unsec. sub. FRN notes 9 1/2s, perpetual maturity (Russia)			1,600,000	1,728,583

VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. 6, 6 1/4s, 2035 (Russia)			4,335,000	4,595,100

VTB Bank OJSC Via VTB Capital SA 144A bank guaranty sr. unsec. notes 6.551s, 2020 (Russia)			5,000,000	5,293,750

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			22,451,000	24,498,531

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			23,618,000	25,035,080

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95s, 2022 (Russia)			6,000,000	6,150,000

Walter Investment Management Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			2,000,000	2,025,000

				230,974,067
Health care (2.1%)

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			2,200,000	2,255,000

AmSurg Corp. company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			1,210,000	1,258,400

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 7 3/4s, 2019			1,901,000	2,043,575

Bayer AG jr. unsec. sub. bonds FRB 5s, 2105 (Germany)		EUR	819,000	1,172,228

Biomet, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2020			$1,770,000	1,823,100

Biomet, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			2,085,000	2,189,250

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			2,882,000	3,069,330

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	2,235,000	3,428,246

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			$2,247,000	2,289,131

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			5,425,000	5,614,875

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			721,000	782,285

ConvaTec Finance International SA 144A sr. unsec. notes 8 1/4s, 2019 (Luxembourg)(PIK)			2,429,000	2,486,689

ConvaTec Healthcare D Sarl 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	865,000	1,258,963

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$2,010,000	2,263,763

Crown Newco 3 PLC 144A company guaranty sr. notes 7s, 2018 (United Kingdom)		GBP	2,990,000	5,215,045

Endo Finance Co. 144A company guaranty sr. unsec. notes 5 3/4s, 2022			$2,205,000	2,224,294

Envision Healthcare Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			1,686,000	1,827,203

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			1,675,000	1,809,000

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			2,160,000	2,386,800

HCA, Inc. company guaranty sr. notes 7 7/8s, 2020			1,500,000	1,610,625

HCA, Inc. sr. notes 6 1/2s, 2020			7,233,000	7,947,259

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			741,000	815,100

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			3,240,000	3,491,100

Healthcare Technology Intermediate, Inc. 144A sr. unsec. notes 7 3/8s, 2018(PIK)			1,000,000	1,037,500

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			1,591,000	1,686,460

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			816,000	867,000

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			2,140,000	2,263,050

Jaguar Holding Co.II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			1,349,000	1,517,625

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			5,154,000	5,927,100

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sr. unsec. notes 12 1/2s, 2019			1,213,000	1,367,658

MPH Intermediate Holding Co. 2 144A sr. unsec. notes 8 3/8s, 2018(PIK)			1,140,000	1,184,175

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			1,083,000	1,191,300

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			1,266,000	1,375,193

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			2,331,000	2,409,671

Salix Pharmaceuticals, Ltd. 144A company guaranty sr. unsec. notes 6s, 2021			840,000	861,000

Service Corp. International/US sr. notes 7s, 2019			970,000	1,037,900

Service Corp. International/US sr. notes 7s, 2017			3,136,000	3,512,320

Service Corp. International/US sr. unsec. unsub. notes 4 1/2s, 2020			1,933,000	1,865,345

Service Corp. International/US 144A sr. unsec. notes 5 3/8s, 2022			835,000	845,438

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			2,790,000	2,957,400

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			2,400,000	2,520,000

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			1,825,000	1,729,188

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			1,485,000	1,395,900

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			2,265,000	2,514,150

Tenet Healthcare Corp. 144A sr. notes 6s, 2020			1,245,000	1,299,469

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			350,000	377,125

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			900,000	963,000

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			290,000	305,588

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			350,000	372,750

Valeant Pharmaceuticals International 144A sr. unsec. notes 6 3/4s, 2018			2,270,000	2,494,163

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			3,905,000	3,992,863

				109,131,592
Technology (1.3%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			2,900,000	3,030,500

Alcatel-Lucent USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2020			4,155,000	4,310,813

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			1,786,000	1,705,630

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			3,801,000	3,724,980

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			1,065,000	1,155,525

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			6,038,000	7,087,103

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			10,426,000	11,090,658

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			1,245,000	1,329,038

First Data Corp. 144A company guaranty sr. unsec. notes 11 1/4s, 2021			2,240,000	2,472,400

First Data Corp. 144A company guaranty sr. unsec. sub. notes 11 3/4s, 2021			3,210,000	3,386,550

First Data Corp. 144A company guaranty sr. unsec. sub. notes 11 3/4s, 2021(FWC)			680,000	717,400

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			4,449,000	5,049,615

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			2,336,000	2,362,280

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019			555,000	624,375

Infor US, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2018			200,000	230,500

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			2,170,000	2,224,250

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			5,620,000	5,479,500

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			1,315,000	1,380,750

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			2,062,000	2,247,580

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			3,115,000	3,403,138

Techem Energy Metering Service GmbH 144A sr. sub. bonds 7 7/8s, 2020 (Germany)		EUR	1,550,000	2,390,880

Trionista TopCo. GmbH 144A sr. unsec. sub. notes 6 7/8s, 2021 (Germany)		EUR	1,935,000	2,810,064

				68,213,529
Transportation (0.4%)

Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s, 2018 (Luxembourg)		CHF	6,917,000	8,219,293

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			$1,475,000	1,563,500

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			2,993,000	3,239,923

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			2,275,000	2,451,313

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			4,085,000	4,544,563

United Continental Holdings, Inc. company guaranty sr. unsec. notes 6s, 2020			1,475,000	1,473,156

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			1,415,000	1,400,850

				22,892,598
Utilities and power (1.3%)

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017			5,000,000	5,875,000

AES Corp. (VA) sr. unsec. unsub. notes 7 3/8s, 2021			1,960,000	2,209,900

AES Corp. (VA) sr. unsec. unsub. notes 4 7/8s, 2023			965,000	904,688

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			4,425,000	4,845,375

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			640,000	654,400

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			510,000	499,800

Centrais Electricas Brasileiras SA (Electrobras) 144A sr. unsec. unsub. notes 5 3/4s, 2021 (Brazil)			500,000	485,625

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			2,495,000	2,695,633

El Paso Corp. sr. unsec. notes 7s, 2017			4,910,000	5,551,428

El Paso Natural Gas Co., LLC sr. unsec. debs. 8 5/8s, 2022			2,976,000	3,737,332

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			7,570,000	8,043,125

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 12 1/4s, 2022			875,000	1,028,125

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10s, 2020			7,000,000	7,420,000

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			2,415,000	2,710,838

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			2,122,000	2,283,803

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022			485,000	543,200

EP Energy/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020			2,584,000	2,981,290

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A sr. unsec. notes 8 1/8s, 2017(PIK)			1,034,715	1,076,104

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			605,000	563,953

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			2,237,000	2,483,070

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			530,000	600,225

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021			1,368,000	1,340,640

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			6,000,000	6,645,000

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			1,140,000	1,111,500

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			955,000	869,050

Tennessee Gas Pipeline Co., LLC sr. unsec. unsub. debs. 7s, 2028			520,000	612,367

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			1,440,000	1,058,400

Vattenfall AB jr. unsec. sub. FRB bonds 5 1/4s, perpetual maturity (Sweden)		EUR	819,000	1,172,487

				70,002,358

Total corporate bonds and notes (cost $1,487,454,891)				$1,536,893,401

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (7.4%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (—%)

Government National Mortgage Association Pass-Through Certificates 6 1/2s, November 20, 2038			$680,442	$763,183

				763,183
U.S. Government Agency Mortgage Obligations (7.4%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4s, with due dates from August 1, 2042 to June 1, 2043			$43,061,480	43,821,786

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, January 1, 2044			23,000,000	25,305,391
4 1/2s, November 1, 2043			5,679,690	5,999,394
4s, TBA, January 1, 2044			231,000,000	238,038,293
3 1/2s, TBA, January 1, 2044			41,000,000	40,762,971
3s, TBA, January 1, 2044			36,000,000	34,211,250

				388,139,085

Total U.S. government and agency mortgage obligations (cost $393,419,729)				$388,902,268

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes 3/8s, February 15, 2016(i)			$78,000	$78,045

Total U.S. treasury obligations (cost $78,045)				$78,045

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (6.7%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina)			$2,586,760	$1,912,392

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			17,225,000	15,545,563

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			37,188,000	37,057,842

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina)			38,492,953	29,062,180

Banco Nacional de Desenvolvimento Economico e Social 144A sr. unsec. notes 5 3/4s, 2023 (Brazil)			5,000,000	4,916,706

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			6,880,000	7,237,829

Brazil (Federal Republic of) unsec. notes 10s, 2017 (Brazil)		units	7,250	2,906,592

Croatia (Republic of) 144A sr. unsec. bonds 6s, 2024 (Croatia)			$10,550,000	10,502,525

Financing of Infrastructural Projects State Enterprise 144A govt. guaranty sr. unsec. notes 8 3/8s, 2017 (Ukraine)			2,700,000	2,463,750

Gabon (Republic of) 144A unsec. bonds 6 3/8s, 2024 (Gabon)			6,300,000	6,323,625

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017 (Ghana)			1,276,000	1,362,896

Ghana (Republic of) 144A unsec. notes 7 7/8s, 2023 (Ghana)			5,289,897	5,092,584

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2042 (Greece)(STP)		EUR	4,115,000	2,870,412

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2041 (Greece)(STP)		EUR	3,655,000	2,560,048

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2040 (Greece)(STP)		EUR	4,115,000	2,892,433

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2039 (Greece)(STP)		EUR	5,035,000	3,545,681

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2038 (Greece)(STP)		EUR	11,465,000	8,076,569

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2037 (Greece)(STP)		EUR	4,565,000	3,231,032

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2036 (Greece)(STP)		EUR	6,625,000	4,708,844

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2035 (Greece)(STP)		EUR	8,265,000	5,913,959

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2034 (Greece)(STP)		EUR	5,945,000	4,296,429

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2033 (Greece)(STP)		EUR	4,115,000	3,000,445

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2032 (Greece)(STP)		EUR	6,185,000	4,565,258

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2031 (Greece)(STP)		EUR	3,195,000	2,395,251

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2030 (Greece)(STP)		EUR	12,695,000	9,690,704

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2029 (Greece)(STP)		EUR	3,655,000	2,826,089

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2028 (Greece)(STP)		EUR	8,265,000	6,550,574

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2027 (Greece)(STP)		EUR	3,655,000	2,960,643

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2026 (Greece)(STP)		EUR	7,345,000	6,115,554

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2025 (Greece)(STP)		EUR	18,455,000	15,836,097

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2024 (Greece)(STP)		EUR	13,701,000	12,135,391

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2023 (Greece)(STP)		EUR	9,295,000	8,556,249

Hungary (Government of) sr. unsec. unsub. notes 4 1/8s, 2018 (Hungary)			$3,740,000	3,748,788

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			7,275,000	6,151,158

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 5/8s, 2037 (Indonesia)			3,255,000	3,245,040

International Bank for Reconstruction & Development sr. disc. unsec. unsub. notes Ser. GDIF, 5 1/4s, 2014 (Supra-Nation)		RUB	123,450,000	3,724,519

Iraq (Republic of) 144A bonds 5.8s, 2028 (Iraq)			$2,905,000	2,469,250

Ireland (Republic of) unsec. bonds 5 1/2s, 2017 (Ireland)		EUR	22,029,000	34,428,315

Poland (Republic of) sr. unsec. bonds 5s, 2022 (Poland)			$3,500,000	3,740,625

Portugal (Republic of) sr. unsec. unsub. bonds 4.35s, 2017 (Portugal)		EUR	4,199,000	5,741,498

Russia (Federation of) sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			$731,338	851,804

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			1,925,000	1,949,063

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			1,372,800	1,597,939

Serbia (Republic of) 144A sr. unsec. bonds 4 7/8s, 2020 (Serbia)			1,250,000	1,181,322

Serbia (Republic of) 144A sr. unsec. unsub. bonds 6 3/4s, 2024 (Serbia)			755,246	745,926

Spain (Kingdom of) sr. unsec. bonds 5 1/2s, 2017 (Spain)		EUR	4,199,000	6,412,215

Sri Lanka (Republic of) 144A notes 7.4s, 2015 (Sri Lanka)			$1,300,000	1,348,867

Turkey (Republic of) sr. unsec. bonds 5 5/8s, 2021 (Turkey)			6,800,000	6,831,756

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017 (Turkey)			5,015,000	5,745,886

Turkey (Republic of) unsec. notes 6 3/4s, 2040 (Turkey)			5,080,000	4,933,747

Ukraine (Government of) 144A bonds 7 3/4s, 2020 (Ukraine)			5,420,000	4,999,950

Ukraine (Government of) 144A sr. unsec. bonds 7.95s, 2014 (Ukraine)			5,200,000	5,213,447

Ukraine (Government of) 144A sr. unsec. notes 9 1/4s, 2017 (Ukraine)			5,035,000	5,006,296

Ukraine (Government of) 144A sr. unsec. notes 7.8s, 2022 (Ukraine)			1,425,000	1,282,358

Venezuela (Republic of) sr. unsec. bonds 7s, 2038 (Venezuela)			2,900,000	1,826,246

Venezuela (Republic of) 144A unsec. bonds 13 5/8s, 2018 (Venezuela)			4,935,000	4,842,962

Total foreign government and agency bonds and notes (cost $332,801,910)				$355,131,123

SENIOR LOANS (1.5%)(a)(c)
			Principal amount	Value

Air Medical Group Holdings, Inc. bank term loan FRN 8 3/8s, 2018(PIK)			$2,415,000	$2,354,625

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018			1,242,450	1,244,521

Asurion Corp. bank term loan FRN 11s, 2019			1,980,000	2,041,875

Asurion, LLC/CA bank term loan FRN Ser. B1, 4 1/2s, 2019			1,825,779	1,822,989

Avaya, Inc. bank term loan FRN Ser. B3, 4.762s, 2017			1,824,351	1,777,602

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017			711,319	718,729

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.488s, 2018			10,603,735	10,106,685

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017			2,855,486	2,880,471

Chesapeake Energy Corp. bank term loan FRN Ser. B, 5 3/4s, 2017			2,091,000	2,133,194

Clear Channel Communications, Inc. bank term loan FRN Ser. D, 6.918s, 2019			10,049,000	9,588,424

Del Monte Foods, Inc. bank term loan FRN 8 1/4s, 2021			1,435,000	1,447,556

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018			2,120,535	2,124,308

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020			2,755,000	2,810,100

First Data Corp. bank term loan FRN 4.17s, 2018			824,435	824,744

First Data Corp. bank term loan FRN 4.17s, 2017			61,131	61,208

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016			1,758,535	1,764,031

Freescale Semiconductor, Inc. bank term loan FRN Ser. B5, 5s, 2021			3,710,700	3,750,097

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			1,213,869	1,131,681

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020			1,412,900	1,422,528

Hilton Worldwide Finance, LLC bank term loan FRN Ser. B, 4s, 2020			3,102,632	3,123,748

iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017(R)			924,657	928,992

J.C. Penney Corp., Inc. bank term loan FRN 6s, 2018			952,215	928,807

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017			488,532	495,402

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 5s, 2020			3,985,000	4,031,967

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			1,235,075	1,235,075

Nuveen Investments, Inc. bank term loan FRN 6 1/2s, 2019			1,000,000	987,500

Oxea Sarl bank term loan FRN 8 1/4s, 2020 (Germany)			1,015,000	1,028,956

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4s, 2019			1,520,000	1,524,750

ROC Finance, LLC bank term loan FRN 5s, 2019			500,000	477,500

Shelf Drilling Holdings, Ltd. bank term loan FRN 10s, 2018(PIK)			1,500,000	1,522,500

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.73s, 2017			4,000,000	2,748,000

Travelport, LLC bank term loan FRN 9 1/2s, 2016			4,700,289	4,856,964

Travelport, LLC bank term loan FRN 8 3/8s, 2016(PIK)			745,267	758,309

Travelport, LLC bank term loan FRN 6 1/4s, 2019			746,250	764,906

Tribune Co. bank term loan FRN Ser. B, 4s, 2020			2,200,000	2,187,625

Tronox, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2020			1,253,700	1,268,501

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 4 1/2s, 2020			1,369,650	1,376,498

WNA Holdings, Inc. bank term loan FRN 8 1/2s, 2020			1,000,000	1,011,250

Total senior loans (cost $81,115,790)				$81,262,618

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$910,000	$1,242,150

Total convertible bonds and notes (cost $984,735)				$1,242,150

PURCHASED SWAP OPTIONS OUTSTANDING (—%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Credit Suisse International

2.79625/3 month USD-LIBOR-BBA/May-24	May-14/2.79625		$298,916,200	$1,049,196

Total purchased swap options outstanding (cost $3,392,699)				$1,049,196

SHORT-TERM INVESTMENTS (15.4%)(a)
			Principal amount/shares	Value

Federal Home Loan Bank unsec. discount notes with an effective yield of 0.10%, April 9, 2014			$25,000,000	$24,995,950

Federal Home Loan Bank unsec. discount notes with an effective yield of 0.10%, April 2, 2014			16,000,000	15,997,600

Federal Home Loan Bank unsec. discount notes with an effective yield of 0.09%, February 14, 2014			50,000,000	49,994,500

Federal Home Loan Mortgage Corp. unsec. discount notes with an effective yield of 0.15%, October 6, 2014			22,034,000	22,013,685

Federal National Mortgage Association unsec. discount notes with an effective yield of 0.10%, April 21, 2014			29,000,000	28,994,722

Putnam Money Market Liquidity Fund 0.04%(AFF)		shares	191,513,598	191,513,598

Putnam Short Term Investment Fund 0.08%(AFF)		shares	216,461,105	216,461,105

U.S. Treasury Bills with an effective yield of 0.10%, May 1, 2014(SEGCCS)			$5,000,000	4,999,130

U.S. Treasury Bills with an effective yield of 0.06%, April 3, 2014			25,000,000	24,995,575

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.14%, August 21, 2014(SEG)(SEGSF)(SEGCCS)			56,953,000	56,927,428

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.11%, July 24, 2014(SEG)(SEGSF)(SEGCCS)			41,079,000	41,061,048

U.S. Treasury Bills with effective yields ranging from 0.08% to 0.09%, May 29, 2014(SEG)(SEGSF)(SEGCCS)			134,268,000	134,236,447

Total short-term investments (cost $812,137,897)				$812,190,788

TOTAL INVESTMENTS

Total investments (cost $5,344,693,155)(b)				$5,530,283,863

FORWARD CURRENCY CONTRACTS at 12/31/13 (aggregate face value $1,951,412,898) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Brazilian Real	Buy	1/3/14	$15,290,113	$16,116,234	$(826,121)
	Brazilian Real	Sell	1/3/14	15,290,113	15,402,928	112,815
	Chilean Peso	Buy	1/16/14	29,840,723	31,003,356	(1,162,633)
	Chilean Peso	Sell	1/16/14	29,840,723	29,994,347	153,624
	Singapore Dollar	Sell	2/19/14	9,109,804	9,263,558	153,754
	Swiss Franc	Sell	3/19/14	10,739,718	10,574,638	(165,080)
Barclays Bank PLC
	Australian Dollar	Sell	1/16/14	12,520,029	12,044,777	(475,252)
	Brazilian Real	Buy	1/3/14	44,903,296	47,081,826	(2,178,530)
	Brazilian Real	Sell	1/3/14	44,903,296	45,919,408	1,016,112
	Brazilian Real	Sell	4/2/14	7,379,126	7,327,539	(51,587)
	British Pound	Buy	3/19/14	6,485,220	6,272,501	212,719
	Canadian Dollar	Sell	1/16/14	25,324,194	25,258,507	(65,687)
	Euro	Sell	3/19/14	20,397,875	20,171,759	(226,116)
	Japanese Yen	Sell	2/19/14	23,037,780	24,220,217	1,182,437
	Mexican Peso	Buy	1/16/14	657,402	382,975	274,427
	Norwegian Krone	Buy	3/19/14	305,491	303,631	1,860
	Polish Zloty	Buy	3/19/14	5,163,438	5,025,574	137,864
	Singapore Dollar	Buy	2/19/14	36,114,715	36,546,162	(431,447)
	Singapore Dollar	Sell	2/19/14	36,114,715	36,671,655	556,940
	Swiss Franc	Sell	3/19/14	13,169,157	12,964,873	(204,284)
	Turkish Lira	Buy	3/19/14	6,470,949	6,746,178	(275,229)
Citibank, N.A.
	Australian Dollar	Buy	1/16/14	2,517,977	2,674,349	(156,372)
	Brazilian Real	Buy	1/3/14	36,950,429	38,727,202	(1,776,773)
	Brazilian Real	Sell	1/3/14	36,950,429	37,310,814	360,385
	Brazilian Real	Sell	4/2/14	6,585,027	6,542,225	(42,802)
	British Pound	Sell	3/19/14	9,283,114	9,170,372	(112,742)
	Canadian Dollar	Sell	1/16/14	11,850,883	12,042,129	191,246
	Euro	Sell	3/19/14	14,260,601	13,843,567	(417,034)
	Japanese Yen	Sell	2/19/14	12,508,374	12,712,732	204,358
	New Taiwan Dollar	Buy	2/19/14	22,855,791	23,142,849	(287,058)
	New Taiwan Dollar	Sell	2/19/14	22,855,791	23,212,453	356,662
	New Zealand Dollar	Buy	1/16/14	12,228,206	12,080,839	147,367
	New Zealand Dollar	Sell	1/16/14	12,228,206	12,065,705	(162,501)
	Swiss Franc	Sell	3/19/14	18,430,157	18,145,465	(284,692)
Credit Suisse International
	British Pound	Buy	3/19/14	13,130,487	13,129,720	767
	Canadian Dollar	Sell	1/16/14	11,191,560	11,491,036	299,476
	Euro	Sell	3/19/14	16,016,643	15,861,576	(155,067)
	Indian Rupee	Buy	2/19/14	7,487,893	7,479,139	8,754
	Japanese Yen	Sell	2/19/14	10,557,274	11,283,252	725,978
	Mexican Peso	Buy	1/16/14	9,933,290	9,662,727	270,563
	New Zealand Dollar	Buy	1/16/14	20,259,207	20,499,248	(240,041)
	New Zealand Dollar	Sell	1/16/14	20,259,207	20,092,975	(166,232)
	Norwegian Krone	Sell	3/19/14	978,438	845,651	(132,787)
	Singapore Dollar	Sell	2/19/14	8,350,812	8,531,205	180,393
	South Korean Won	Buy	2/19/14	8,183,793	8,155,046	28,747
	Swedish Krona	Sell	3/19/14	12,923,135	12,604,056	(319,079)
	Swiss Franc	Sell	3/19/14	30,065,534	29,597,807	(467,727)
Deutsche Bank AG
	Australian Dollar	Sell	1/16/14	5,950,754	5,263,964	(686,790)
	Canadian Dollar	Sell	1/16/14	12,600,080	12,579,231	(20,849)
	Euro	Sell	3/19/14	15,259,613	15,032,444	(227,169)
	Japanese Yen	Sell	2/19/14	13,452,015	13,929,396	477,381
	Polish Zloty	Buy	3/19/14	10,451,745	10,172,129	279,616
	Swiss Franc	Sell	3/19/14	38,909,618	38,503,603	(406,015)
Goldman Sachs International
	Australian Dollar	Buy	1/16/14	4,743,688	4,965,177	(221,489)
	British Pound	Buy	3/19/14	1,888,103	1,903,070	(14,967)
	Canadian Dollar	Sell	1/16/14	17,521,385	17,496,507	(24,878)
	Chilean Peso	Buy	1/16/14	31,239,129	32,435,416	(1,196,287)
	Chilean Peso	Sell	1/16/14	31,239,129	31,390,026	150,897
	Euro	Sell	3/19/14	9,740,977	9,594,620	(146,357)
	Japanese Yen	Sell	2/19/14	12,203,212	12,631,514	428,302
HSBC Bank USA, National Association
	Canadian Dollar	Sell	1/16/14	12,600,174	12,739,347	139,173
	Euro	Sell	3/19/14	5,300,867	5,166,373	(134,494)
	New Taiwan Dollar	Buy	2/19/14	24,308,204	24,603,828	(295,624)
	New Taiwan Dollar	Sell	2/19/14	24,308,204	24,670,475	362,271
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	1/16/14	12,731,377	12,876,734	145,357
	Brazilian Real	Buy	1/3/14	36,312,133	38,199,635	(1,887,502)
	Brazilian Real	Sell	1/3/14	36,312,133	36,789,859	477,726
	British Pound	Buy	3/19/14	13,080,834	13,042,220	38,614
	Canadian Dollar	Sell	1/16/14	12,413,369	12,496,010	82,641
	Euro	Buy	3/19/14	12,664,687	12,537,889	126,798
	Japanese Yen	Buy	2/19/14	1,762,017	1,817,943	(55,926)
	Japanese Yen	Sell	2/19/14	1,762,017	1,886,183	124,166
	Mexican Peso	Buy	1/16/14	7,016,027	6,831,784	184,243
	New Taiwan Dollar	Buy	2/19/14	38,458,290	38,853,065	(394,775)
	New Taiwan Dollar	Sell	2/19/14	38,458,290	39,099,766	641,476
	New Zealand Dollar	Buy	1/16/14	11,513,304	11,871,650	(358,346)
	New Zealand Dollar	Sell	1/16/14	11,513,304	11,457,552	(55,752)
	Norwegian Krone	Buy	3/19/14	5,847,710	5,812,587	35,123
	Russian Ruble	Sell	3/19/14	1,401,775	1,382,193	(19,582)
	Singapore Dollar	Sell	2/19/14	17,681,467	18,022,088	340,621
	South Korean Won	Buy	2/19/14	15,472,827	15,401,894	70,933
	Swiss Franc	Sell	3/19/14	21,510,282	21,392,215	(118,067)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/16/14	22,044,160	23,168,016	(1,123,856)
	Australian Dollar	Sell	1/16/14	21,983,942	23,374,586	1,390,644
	Brazilian Real	Buy	1/3/14	26,717,728	28,401,505	(1,683,777)
	Brazilian Real	Sell	1/3/14	26,717,728	27,049,117	331,389
	Canadian Dollar	Sell	1/16/14	12,713,574	12,893,325	179,751
	Euro	Sell	3/19/14	3,035,414	2,816,741	(218,673)
	Japanese Yen	Sell	2/19/14	12,776,958	13,119,846	342,888
	Mexican Peso	Buy	1/16/14	7,630,355	7,413,671	216,684
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/16/14	10,900,527	11,399,401	(498,874)
	Brazilian Real	Buy	1/3/14	33,515,821	35,637,556	(2,121,735)
	Brazilian Real	Sell	1/3/14	33,515,821	34,225,903	710,082
	British Pound	Buy	3/19/14	12,719,202	12,579,434	139,768
	Canadian Dollar	Sell	1/16/14	12,800,437	12,710,453	(89,984)
	Euro	Sell	3/19/14	13,400,946	13,452,786	51,840
	Japanese Yen	Sell	2/19/14	6,544,020	7,129,577	585,557
	Mexican Peso	Buy	1/16/14	6,813,766	6,659,052	154,714
	New Taiwan Dollar	Buy	2/19/14	38,458,297	38,876,001	(417,704)
	New Taiwan Dollar	Sell	2/19/14	38,458,297	39,049,408	591,111
	New Zealand Dollar	Buy	1/16/14	11,513,386	11,785,576	(272,190)
	New Zealand Dollar	Sell	1/16/14	11,513,386	11,451,967	(61,419)
	Norwegian Krone	Buy	3/19/14	2,663,166	2,645,355	17,811
	Polish Zloty	Buy	3/19/14	8,598,339	8,366,697	231,642
	Singapore Dollar	Sell	2/19/14	8,027,499	8,221,837	194,338
	South Korean Won	Buy	2/19/14	19,473,681	19,395,517	78,164
	Swiss Franc	Sell	3/19/14	12,588,465	12,393,463	(195,002)
UBS AG
	Australian Dollar	Sell	1/16/14	5,766,259	5,743,580	(22,679)
	British Pound	Sell	3/19/14	189,836	27,075	(162,761)
	Canadian Dollar	Sell	1/16/14	19,963,121	19,958,772	(4,349)
	Euro	Sell	3/19/14	9,338,594	9,157,025	(181,569)
	Japanese Yen	Sell	2/19/14	7,520,869	7,695,764	174,895
	Mexican Peso	Buy	1/16/14	13,727,485	13,224,747	502,738
	New Zealand Dollar	Buy	1/16/14	11,513,386	11,786,108	(272,722)
	New Zealand Dollar	Sell	1/16/14	11,513,386	11,354,893	(158,493)
	Norwegian Krone	Buy	3/19/14	4,685,642	4,654,889	30,753
	Russian Ruble	Sell	3/19/14	2,386,727	2,352,098	(34,629)
	Singapore Dollar	Sell	2/19/14	8,543,928	8,770,278	226,350
	Swedish Krona	Sell	3/19/14	13,942,845	13,736,826	(206,019)
	Swiss Franc	Sell	3/19/14	20,186,815	19,870,379	(316,436)
WestPac Banking Corp.
	Australian Dollar	Buy	1/16/14	6,125,882	6,641,353	(515,471)
	Canadian Dollar	Sell	1/16/14	12,687,412	12,759,351	71,939
	Euro	Sell	3/19/14	9,161,270	8,921,547	(239,723)
	Japanese Yen	Sell	2/19/14	7,345,465	7,496,254	150,789

Total						$(8,789,374)

FUTURES CONTRACTS OUTSTANDING at 12/31/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Short)	16	$1,638,126	Mar-14	$(13,832)
Euro-Bobl 5 yr (Long)	59	10,099,518	Mar-14	(109,753)
Euro-Bund 10 yr (Short)	242	46,332,372	Mar-14	748,336
Euro-Buxl 30 yr (Short)	82	13,764,753	Mar-14	243,416
Japanese Government Bond 10 yr (Long)	20	27,218,688	Mar-14	(157,802)
Japanese Government Bond 10 yr Mini (Long)	26	3,537,195	Mar-14	(20,603)
U.K. Gilt 10 yr (Long)	1	176,458	Mar-14	(3,828)
U.S. Treasury Bond 30 yr (Long)	193	24,764,313	Mar-14	(413,575)
U.S. Treasury Note 5 yr (Short)	818	97,597,625	Mar-14	1,250,722
U.S. Treasury Note 10 yr (Long)	1,889	232,435,547	Mar-14	(3,841,969)

Total				$(2,318,888)

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/13 (premiums $3,288,076) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Credit Suisse International

(1.5775)/3 month USD-LIBOR-BBA/May-19	May-14/1.5775	$597,832,100	$807,073

Total			$807,073

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/13 (Unaudited)

Counterparty				Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration		Contract	appreciation/
Floating rate index/Maturity date	date/strike		amount	(depreciation)

Goldman Sachs International

(1.18)/3 month USD-LIBOR-BBA/May-17 (Purchased)	May-14/1.18		$611,053,000	$1,405,422
(1.1925)/3 month USD-LIBOR-BBA/May-17 (Purchased)	May-14/1.1925		615,396,000	1,390,795
1.035/6 month EUR-EURIBOR_Reuters/May-17 (Written)	May-14/1.035	EUR	492,228,000	(446,924)
1.029/6 month EUR-EURIBOR_Reuters/May-17 (Written)	May-14/1.029	EUR	488,939,000	(618,823)
JPMorgan Chase Bank N.A.

(1.155)/3 month USD-LIBOR-BBA/May-17 (Purchased)	May-14/1.155		$492,318,000	1,102,792
2.777/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-14/2.777		289,162,000	(2,324,862)
(1.60)/3 month USD-LIBOR-BBA/May-19 (Written)	May-14/1.60		578,323,700	2,394,260
1.004/6 month EUR-EURIBOR_Reuters/May-17 (Written)	May-14/1.004	EUR	369,171,000	(492,633)

Total				$2,410,027

TBA SALE COMMITMENTS OUTSTANDING at 12/31/13 (proceeds receivable $24,206,250) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3 1/2s, January 1, 2044	$24,000,000	1/13/14	$23,861,251

Total			$23,861,251

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/13 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty/			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
	CAD	76,015,000		$—	11/18/23	3 month CAD-BA-CDOR	2.9675%	$(1,187,188)
	CAD	101,774,000		—	12/27/23	3.20%	3 month CAD-BA-CDOR	(94,084)
	CAD	66,380,000		—	10/31/23	2.9075%	3 month CAD-BA-CDOR	1,271,240
	CAD	33,751,000		—	11/1/23	2.9275%	3 month CAD-BA-CDOR	593,592
	CAD	104,661,000		—	12/5/18	3 month CAD-BA-CDOR	2.1125%	(686,134)
	CAD	31,219,000		—	12/9/23	3 month CAD-BA-CDOR	3.06%	(295,003)
	CAD	70,913,000		—	12/11/23	3.0207%	3 month CAD-BA-CDOR	909,693
	CAD	54,242,000		—	12/19/23	3 month CAD-BA-CDOR	3.135%	(210,358)
	CAD	28,478,000		—	12/20/23	3.10%	3 month CAD-BA-CDOR	196,288
	CAD	25,668,000		—	12/24/23	3.12875%	3 month CAD-BA-CDOR	125,530
	Barclays Bank PLC
	AUD	22,525,000		—	11/27/23	6 month AUD-BBR-BBSW	4.57%	33,465
	AUD	32,072,000		—	12/19/23	4.56%	6 month AUD-BBR-BBSW	27,233
	AUD	24,351,000		—	12/16/23	4.6275%	6 month AUD-BBR-BBSW	(106,889)
	AUD	30,540,000		—	12/19/23	4.555%	6 month AUD-BBR-BBSW	37,161
	AUD	25,553,000		—	12/23/23	4.6165%	6 month AUD-BBR-BBSW	(76,123)
	AUD	12,772,000		—	12/23/23	4.618%	6 month AUD-BBR-BBSW	(39,421)
	AUD	25,700,000		—	12/31/23	4.65425%	6 month AUD-BBR-BBSW	(137,392)
	AUD	25,700,000	(E)	—	1/6/24	4.6275%	6 month AUD-BBR-BBSW	(72,514)
	AUD	38,566,000	(E)	—	1/6/24	4.61%	6 month AUD-BBR-BBSW	(58,802)
	CHF	24,614,000		—	11/18/23	1.492%	6 month CHF-LIBOR-BBA	274,251
	CHF	51,145,000		—	12/5/23	1.489%	6 month CHF-LIBOR-BBA	650,655
	EUR	398,858,000	(E)	—	8/3/17	1 month EUR-EONIA-OIS-COMPOUND	1.41727%	1,481,514
	GBP	36,488,000		—	8/15/31	3.60%	6 month GBP-LIBOR-BBA	(2,498,645)
	Credit Suisse International
	AUD	118,032,000		—	11/18/23	6 month AUD-BBR-BBSW	4.545%	22,935
	AUD	28,611,750		—	12/16/23	4.63%	6 month AUD-BBR-BBSW	(130,984)
	CHF	23,358,000		—	10/22/23	6 month CHF-LIBOR-BBA	1.51875%	(143,434)
	CHF	37,409,000		—	11/19/23	1.4775%	6 month CHF-LIBOR-BBA	476,164
	CHF	46,379,000		—	11/20/23	1.47%	6 month CHF-LIBOR-BBA	628,638
	CHF	23,235,000		—	12/4/23	1.4675%	6 month CHF-LIBOR-BBA	346,278
	CHF	16,370,000		—	7/18/23	1.4925%	6 month CHF-LIBOR-BBA	127,385
	CHF	5,980,000		—	12/19/23	6 month CHF-LIBOR-BBA	1.5825%	(23,942)
	CHF	1,813,000		—	12/19/23	6 month CHF-LIBOR-BBA	1.5825%	(7,259)
	EUR	161,600,000		—	6/28/14	0.85%	6 month EUR-EURIBOR-REUTERS	(1,427,819)
	SEK	119,770,000		—	11/28/23	3 month SEK-STIBOR-SIDE	2.635%	(354,815)
	SEK	154,540,000		—	12/19/23	3 month SEK-STIBOR-SIDE	2.69%	(364,971)
	SEK	226,230,000		—	12/23/23	3 month SEK-STIBOR-SIDE	2.81%	(171,808)
	Goldman Sachs International
	AUD	79,881,000		—	11/18/23	6 month AUD-BBR-BBSW	4.545%	15,522
	AUD	51,031,000		—	11/20/23	6 month AUD-BBR-BBSW	4.535%	(33,196)
	CAD	26,533,000		—	5/30/23	2.534%	3 month CAD-BA-CDOR	1,198,606
	CHF	64,100,000		—	7/2/23	6 month CHF-LIBOR-BBA	1.515%	141,631
	CHF	64,100,000		—	7/3/23	6 month CHF-LIBOR-BBA	1.5275%	225,167
	CHF	38,078,000		—	9/3/23	6 month CHF-LIBOR-BBA	1.585%	180,293
	CHF	70,075,000		—	10/21/23	6 month CHF-LIBOR-BBA	1.55%	(195,662)
	CHF	40,600,000		—	11/7/23	1.475%	6 month CHF-LIBOR-BBA	487,702
	CHF	72,558,000		—	11/8/23	6 month CHF-LIBOR-BBA	1.465%	(953,145)
	EUR	1,704,291,000	(E)	—	8/6/17	1 month EUR-EONIA-OIS-COMPOUND	1.102%	(1,195,743)
	EUR	414,401,000		—	8/30/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(121,323)
	EUR	414,401,000		—	8/30/14	0.309%	3 month EUR-EURIBOR-REUTERS	(648,716)
	EUR	414,401,000		—	8/31/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(119,937)
	EUR	414,401,000		—	8/31/14	0.314%	3 month EUR-EURIBOR-REUTERS	(681,184)
	EUR	414,401,000		—	9/3/14	1 year EUR-EONIA-OIS-COMPOUND	0.086%	(258,124)
	EUR	414,401,000		—	9/3/14	0.283%	3 month EUR-EURIBOR-REUTERS	(496,855)
	GBP	36,428,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	(1,860,760)
	KRW	54,370,000,000		—	7/12/18	3.07%	3 month KRW-CD-KSDA-BLOOMBERG	43,159
	KRW	129,130,000,000		—	7/12/15	3 month KRW-CD-KSDA-BLOOMBERG	2.771%	35,380
	SEK	91,721,000		—	10/14/23	2.84%	3 month SEK-STIBOR-SIDE	(28,531)
	SEK	174,110,000		—	11/29/23	3 month SEK-STIBOR-SIDE	2.60%	(601,065)
	SEK	203,350,000		—	12/6/23	3 month SEK-STIBOR-SIDE	2.72125%	(375,998)
	JPMorgan Chase Bank N.A.
	AUD	36,112,000		—	11/19/23	6 month AUD-BBR-BBSW	4.505%	(101,395)
	AUD	17,654,250		—	12/13/23	4.6375%	6 month AUD-BBR-BBSW	(93,636)
	AUD	25,662,000		—	12/18/23	4.5925%	6 month AUD-BBR-BBSW	(42,798)
	CAD	94,245,000		—	2/26/18	3 month CAD-BA-CDOR	1.65%	(1,309,714)
	CAD	20,168,000		—	8/6/23	3 month CAD-BA-CDOR	3.01625%	(69,506)
	CAD	50,185,000		—	9/17/23	3 month CAD-BA-CDOR	3.23%	571,247
	CAD	24,535,500		—	11/6/23	3 month CAD-BA-CDOR	3.003%	(285,691)
	CAD	20,483,000		—	11/26/23	3 month CAD-BA-CDOR	2.955%	(353,208)
	CAD	34,468,000		—	12/5/23	3 month CAD-BA-CDOR	3.065%	(298,858)
	CAD	30,694,000		—	12/13/23	3 month CAD-BA-CDOR	3.076%	(256,123)
	CAD	30,694,000		—	12/13/23	3 month CAD-BA-CDOR	3.063%	(289,548)
	CAD	25,691,000		—	12/17/23	3 month CAD-BA-CDOR	3.072%	(232,022)
	SEK	200,855,000		—	11/12/23	2.745%	3 month SEK-STIBOR-SIDE	264,777
	SEK	205,670,000		—	12/23/23	3 month SEK-STIBOR-SIDE	2.80%	(184,404)
	ZAR	1,168,615,000		—	7/10/15	5.90%	3 month ZAR-JIBAR-SAFEX	(238,376)
	ZAR	525,149,000		—	7/10/18	3 month ZAR-JIBAR-SAFEX	7.11%	11,515

	Total			$—	$(9,036,082)
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/13 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$318,843,900	(E)	$(3,571)	11/21/23	3 month USD-LIBOR-BBA	4.22125%	$(4,763,910)
		452,758,300	(E)	(2,513)	11/21/18	2.1525%	3 month USD-LIBOR-BBA	5,444,170
		446,207,000	(E)	2,164,372	3/19/19	3 month USD-LIBOR-BBA	1.90%	2,927,386
		8,576,000		(541)	9/25/23	3 month USD-LIBOR-BBA	2.92%	(20,244)
		452,758,300	(E)	(3,645)	11/20/18	2.14%	3 month USD-LIBOR-BBA	5,547,172
		318,843,900	(E)	(3,571)	11/20/23	3 month USD-LIBOR-BBA	4.255%	(4,311,152)
		1,561,536,600	(E)	18,782,692	3/19/19	3 month USD-LIBOR-BBA	2.00%	13,863,851
		2,271,652,100	(E)	10,987,915	3/19/16	3 month USD-LIBOR-BBA	0.75%	3,605,045
		127,657,900	(E)	1,891,789	3/19/44	3 month USD-LIBOR-BBA	3.75%	(3,224,740)
		1,508,465,300	(E)	23,509,780	3/19/24	3 month USD-LIBOR-BBA	3.25%	13,523,741
		4,165,000,000	(E)	(13,536)	12/5/16	3 month USD-LIBOR-BBA	1.237%	13,272,814
		59,543,000	(E)	278,643	3/19/24	3 month USD-LIBOR-BBA	3.15%	417,378
	EUR	45,453,000		(813)	12/9/23	2.044%	6 month EUR-EURIBOR-REUTERS	499,864
	EUR	87,798,000		(834)	9/3/23	2.1825%	6 month EUR-EURIBOR-REUTERS	(1,538,325)
	EUR	39,949,000		(375)	7/17/23	1.918%	6 month EUR-EURIBOR-REUTERS	451,881
	EUR	31,584,000		(297)	7/17/23	1.906%	6 month EUR-EURIBOR-REUTERS	406,513
	EUR	338,991,000	(E)	(1,810)	9/3/17	1 month EUR-EONIA-OIS-COMPOUND	1.53%	1,523,154
	EUR	70,094,000		(681)	10/21/23	6 month EUR-EURIBOR-REUTERS	2.168%	723,443
	EUR	91,098,000		(891)	12/5/23	1.9825%	6 month EUR-EURIBOR-REUTERS	1,672,313
	EUR	618,200,000	(E)	(1,894)	12/4/16	6 month EUR-EURIBOR-REUTERS	0.926%	(1,685,800)
	EUR	79,358,000		(775)	12/5/23	1.9885%	6 month EUR-EURIBOR-REUTERS	1,396,284
	EUR	20,704,000		(204)	12/9/23	2.095%	6 month EUR-EURIBOR-REUTERS	92,249
	EUR	28,765,000	(E)	(284)	7/18/23	6 month EUR-EURIBOR-REUTERS	2.932%	(185,481)
	EUR	68,840,000		(681)	12/18/23	2.05%	6 month EUR-EURIBOR-REUTERS	793,181
	EUR	2,067,000		(20)	12/20/23	2.052%	6 month EUR-EURIBOR-REUTERS	23,855
	EUR	618,200,000	(E)	(3,121)	11/25/16	6 month EUR-EURIBOR-REUTERS	0.915%	(1,636,000)
	EUR	618,200,000	(E)	(3,121)	11/25/16	6 month EUR-EURIBOR-REUTERS	0.925%	(1,550,954)
	EUR	618,200,000	(E)	(2,730)	12/5/16	6 month EUR-EURIBOR-REUTERS	0.918%	(1,754,673)
	EUR	38,362,000	(E)	(591)	7/19/23	6 month EUR-EURIBOR-REUTERS	2.92%	(277,658)
	EUR	75,041,000		(1,365)	1/2/24	6 month EUR-EURIBOR-REUTERS	2.1675%	139,033
	EUR	137,700,000	(E)	(2,005)	7/2/23	2.895%	6 month EUR-EURIBOR-Telerate	1,108,078
	EUR	137,700,000	(E)	(2,010)	7/3/23	2.89%	6 month EUR-EURIBOR-REUTERS	1,153,536
	EUR	262,304,000		(4,515)	7/15/23	1.945%	6 month EUR-EURIBOR-REUTERS	2,017,799
	EUR	84,676,000	(E)	(1,254)	9/3/23	3.0925%	6 month EUR-EURIBOR-REUTERS	(121,238)
	EUR	37,953,000		(690)	1/2/24	6 month EUR-EURIBOR-REUTERS	2.171%	87,026
	EUR	618,200,000	(E)	(3,131)	11/27/16	6 month EUR-EURIBOR-REUTERS	0.942%	(1,448,909)
	EUR	48,151,000		(864)	12/6/23	2.028%	6 month EUR-EURIBOR-REUTERS	608,311
	EUR	25,479,000		(459)	12/9/23	2.092%	6 month EUR-EURIBOR-REUTERS	123,194
	EUR	42,865,000		(776)	12/11/23	2.09%	6 month EUR-EURIBOR-REUTERS	229,638
	EUR	46,350,000		(839)	12/12/23	2.081%	6 month EUR-EURIBOR-REUTERS	311,237
	EUR	25,054,000		(456)	12/16/23	2.068%	6 month EUR-EURIBOR-REUTERS	224,855
	EUR	527,900,000	(E)	(4,023)	9/20/17	1 month EUR-EONIA-OIS-COMPOUND	1.015%	(1,521,848)
	EUR	11,917,000		(216)	12/20/23	2.037%	6 month EUR-EURIBOR-REUTERS	160,296
	EUR	37,528,000		(683)	1/2/24	6 month EUR-EURIBOR-REUTERS	2.166%	62,303
	EUR	35,042,000		(632)	10/22/23	6 month EUR-EURIBOR-REUTERS	2.125%	165,168
	GBP	21,976,000		(259)	12/19/23	2.90%	6 month GBP-LIBOR-BBA	250,576
	GBP	158,327,000	(E)	2,026,555	3/19/24	6 month GBP-LIBOR-BBA	3.00%	3,641,592
	JPY	7,465,647,000		(1,342)	7/12/43	2.024375%	6 month JPY-LIBOR-BBA	(2,890,349)
	JPY	2,336,245,000		(429)	10/3/43	6 month JPY-LIBOR-BBA	1.8425%	(212,278)
	JPY	35,929,069,000		(1,454)	7/12/18	6 month JPY-LIBOR-BBA	0.5175%	3,030,370
	JPY	3,732,821,000		(677)	7/18/43	1.9825%	6 month JPY-LIBOR-BBA	(1,059,336)
	JPY	17,964,532,000		(733)	7/18/18	6 month JPY-LIBOR-BBA	0.4825%	1,197,999
	JPY	26,946,800,500		(1,107)	8/28/18	0.4475%	6 month JPY-LIBOR-BBA	(1,191,724)
	JPY	5,621,798,000		(232)	10/3/18	0.403%	6 month JPY-LIBOR-BBA	(99,455)
	JPY	2,803,490,000		(519)	10/15/43	6 month JPY-LIBOR-BBA	1.73%	(1,019,877)
	JPY	5,621,798,000		(461)	10/3/18	0.403%	6 month JPY-LIBOR-BBA	(99,684)
	JPY	2,336,245,000		(810)	10/3/43	6 month JPY-LIBOR-BBA	1.843%	(209,968)

	Total			$59,563,306	$49,871,702
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/13 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$15,272,881	$—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	$128,999
10,855,890	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(44,734)
Barclays Bank PLC
5,653,854	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	10,806
2,785,687	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	2,908
2,452,342	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	26,344
2,785,687	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	(6,869)
2,410,367	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(7,576)
2,214,103	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(2,229)
8,148,701	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	24,647
7,018,341	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	13,413
6,238,759	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	11,922
70,925,517	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	258,914
10,762,302	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(33,818)
3,433,279	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,561
3,075,587	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(9,664)
1,700,236	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(3,571)
2,159,700	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,128
26,821,759	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	51,256
6,745,723	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	53,918
19,295,966	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(46,064)
20,535,425	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	39,243
6,098,488	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(19,163)
996,069	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	6,511
2,497,956	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,774
22,849,310	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	83,411
3,296,761	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	6,301
29,495,855	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(70,413)
20,104,142	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(63,172)
8,144,307	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(19,442)
3,737,496	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,143
548,061	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Ginnie Mae II pools	(3,516)
30,140,658	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(63,301)
110,657,046	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	211,462
31,242,352	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	59,703
4,954,204	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,468
16,065,668	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	30,704
11,647,293	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	22,260
115,474	—	1/12/39	(6.00%)1 month USD-LIBOR	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	923
2,852,526	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	13,259
12,738,176	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(107,590)
44,042,321	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(105,139)
9,829,592	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(57,750)
28,652,262	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(242,005)
6,682,196	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(38,547)
3,340,705	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(19,271)
3,340,705	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(19,271)
6,705,072	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(38,679)
17,414,818	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(100,460)
6,705,296	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(38,681)
11,864,606	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	55,150
7,142,748	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	33,202
5,496,680	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	10,504
9,059,209	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	42,110
13,988,715	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(33,394)
13,642,111	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	89,170
1,957,412	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	12,794
13,386,931	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(77,225)
7,859,031	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(18,761)
49,233,226	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(528,881)
5,947,700	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(14,199)
Citibank, N.A.
3,332,733	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,369
20,047,899	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	38,311
8,132,577	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	29,688
13,760,206	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(116,223)
11,227,487	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(40,986)
17,984,227	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(65,651)
24,522,074	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(207,121)
20,970,700	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(86,414)
Credit Suisse International
11,771,244	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	22,495
61,215,076	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	14,862
2,452,342	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,686
13,356,614	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(31,885)
160,336	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	1,698
518,029	—	1/12/34	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	504
666,628	—	1/12/36	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	857
563,274	—	1/12/39	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	725
2,875,533	—	1/12/42	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	9,904
2,875,533	—	1/12/42	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(5,143)
4,582,765	—	1/12/43	3.00% (1 month USD-LIBOR)	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	4,294
20,931,787	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(76,412)
17,484,799	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(63,828)
16,976,693	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(61,973)
17,137,706	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(62,561)
21,575,546	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(182,233)
11,949,151	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(43,620)
22,454,010	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(81,968)
20,698,319	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(174,824)
22,067,520	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(186,389)
23,043,053	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(194,628)
8,445,038	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(71,329)
21,068,004	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	97,931
21,078,864	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(226,437)
27,613,386	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(113,787)
25,854,555	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(277,739)
35,435,280	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	129,357
Deutsche Bank AG
3,639,543	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(11,436)
13,356,614	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(31,885)
398,644	—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	1,987
698,101	—	1/12/36	5.50% (1 month USD-LIBOR)	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	4,026
Goldman Sachs International
11,568,477	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	42,231
14,173,138	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	113,285
2,410,367	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,799
2,214,103	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	18,701
4,640,310	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	30,331
20,365,479	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	61,598
20,365,479	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	61,598
19,698,479	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	71,909
30,555,947	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	258,084
27,640,417	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	233,459
6,716,930	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(16,035)
2,523,398	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,024)
51,461,506	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	434,659
4,965,373	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	39,688
1,669,577	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,986)
73,770,416	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	303,987
1,580,721	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	12,635
9,894,372	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	79,085
2,251,739	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(13,229)
2,893,933	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	6,908
3,890,736	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(7,436)
1,962,416	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	11,321
3,232,274	—	1/12/40	(4.50%) 1 month USD-LIBOR	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	6,788
21,411,768	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	78,164
5,000,939	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(11,938)
9,201,482	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(21,966)
466,633	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	2,169
635,875	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Ginnie Mae II pools	(2,222)
6,001,349	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(14,327)
3,102,407	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	20,279
458,243	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,094)
1,222,464	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,918)
417,505	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(997)
17,777	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	116
6,022,163	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	39,363
15,998,085	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	58,401
22,185,597	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	67,103
3,450,459	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,237)
6,432,930	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	51,418
13,367,501	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	112,906
28,907,961	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	87,436
15,272,881	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	128,999
18,366,511	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	67,047
20,030,628	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	73,122
20,018,094	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	73,076
145,862,000	—	8/9/18	2.2575%	USA Non Revised Consumer Price Index- Urban (CPI-U)	1,642,404
145,862,000	—	8/15/18	2.225%	USA Non Revised Consumer Price Index- Urban (CPI-U)	1,409,027
JPMorgan Chase Bank N.A.
31,711,264	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	115,762
20,425,541	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	172,520
2,673,579	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(9,760)
Royal Bank of Scotland PLC (The)
2,410,367	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,799

Total	$—	$3,334,753

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/13 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$39,713	$581,000	5/11/63	300 bp	$30,466
	CMBX NA BBB- Index	BBB-/P	79,608	1,321,000	5/11/63	300 bp	58,582
	CMBX NA BBB- Index	BBB-/P	163,473	2,648,000	5/11/63	300 bp	121,325
	CMBX NA BBB- Index	BBB-/P	155,838	2,734,000	5/11/63	300 bp	112,322
	Barclays Bank PLC
	CMBX NA BBB Index	BBB-/P	411,735	3,714,000	5/11/63	300 bp	352,621
	Irish Gov't, 4.50%, 4/18/20	—	(336,426)	4,199,000	9/20/17	(100 bp)	(353,992)
	Obrigacoes Do Tesouro, 5.45%, 9/23/13	—	(685,119)	4,199,000	9/20/17	(100 bp)	(400,945)
	Republic of Argentina, 8.28%, 12/31/33	B3	110,000	11,000,000	1/20/14	500 bp	56,833
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	202,017	2,538,000	5/11/63	300 bp	161,620
	CMBX NA BBB- Index	BBB-/P	199,232	2,735,000	5/11/63	300 bp	155,700
	CMBX NA BBB- Index	BBB-/P	32,415	2,792,000	5/11/63	300 bp	(12,024)
	CMBX NA BBB- Index	BBB-/P	47,813	3,112,000	5/11/63	300 bp	(1,719)
	CMBX NA BBB- Index	BBB-/P	254,058	3,184,000	5/11/63	300 bp	203,379
	CMBX NA BBB- Index	BBB-/P	361,220	3,197,000	5/11/63	300 bp	310,335
	CMBX NA BBB- Index	BBB-/P	211,953	3,222,000	5/11/63	300 bp	160,670
	CMBX NA BBB- Index	BBB-/P	249,546	3,223,000	5/11/63	300 bp	198,247
	CMBX NA BBB- Index	BBB-/P	56,804	3,224,000	5/11/63	300 bp	5,488
	CMBX NA BBB- Index	BBB-/P	98,311	3,231,000	5/11/63	300 bp	46,884
	CMBX NA BBB- Index	BBB-/P	306,092	3,994,000	5/11/63	300 bp	242,521
	CMBX NA BBB- Index	BBB-/P	254,058	6,191,000	5/11/63	300 bp	155,519
	CMBX NA BBB- Index	BBB-/P	122,967	1,424,000	5/11/63	300 bp	100,301
	CMBX NA BBB- Index	BBB-/P	166,893	1,918,000	5/11/63	300 bp	136,364
	CMBX NA BBB- Index	BBB-/P	149,128	3,116,000	5/11/63	300 bp	99,532
	CMBX NA BBB- Index	BBB-/P	155,182	3,592,000	5/11/63	300 bp	98,009
	Spain Gov't, 5.50%, 7/30/17	—	(495,028)	4,199,000	9/20/17	(100 bp)	(459,077)
	Deutsche Bank AG
	Republic of Argentina, 8.28%, 12/31/33	B3	334,446	2,860,000	3/20/17	500 bp	(569,445)

	Total		$2,645,929	$1,009,516

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2013. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
RUB	Russian Ruble
SEK	Swedish Krona
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2013 through December 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $5,268,391,827.
(b)	The aggregate identified cost on a tax basis is $5,392,801,621, resulting in gross unrealized appreciation and depreciation of $198,850,346 and $61,368,104, respectively, or net unrealized appreciation of $137,482,242.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$166,284,163	$121,228,197	$95,998,762	$32,186	$191,513,598
	Putnam Short Term Investment Fund *	54,735,660	505,547,360	343,821,915	44,799	216,461,105
	Totals	$221,019,823	$626,775,557	$439,820,677	$76,985	$407,974,703
	* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $886,788,979 to cover certain derivatives contracts and delayed delivery securities.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	84.4%
	Greece	2.0
	Russia	1.8
	Venezuela	1.7
	Argentina	1.5
	Luxembourg	1.2
	United Kingdom	1.1
	Canada	0.8
	Ireland	0.7
	Germany	0.5
	Ukraine	0.5
	Other	3.8

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the close of the contract. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties are settled through a central clearing agent through variation margin payments. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $14,604,891 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $12,856,006.
	TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at their fair value, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss.
	Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
	Unsettled TBA sale commitments are valued at their fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. Based on market circumstances, Putnam Management will determine whether to deliver the underlying securities or to dispose of the TBA commitments prior to settlement. TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Convertible bonds and notes	$—	$1,242,150	$—
Corporate bonds and notes	—	1,536,893,401	—
Foreign government and agency bonds and notes	—	355,131,123	—
Mortgage-backed securities	—	2,353,534,274	—
Purchased swap options outstanding	—	1,049,196	—
Senior loans	—	81,262,618	—
U.S. government and agency mortgage obligations	—	388,902,268	—
U.S. treasury obligations	—	78,045	—
Short-term investments	407,974,703	404,216,085	—

Totals by level	$407,974,703	$5,122,309,160	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(8,789,374)	$—
Futures contracts	(2,318,888)	—	—
Written swap options outstanding	—	(807,073)	—
Forward premium swap option contracts	—	2,410,027	—
TBA sale commitments	—	(23,861,251)	—
Interest rate swap contracts	—	(18,727,686)	—
Total return swap contracts	—	3,334,753	—
Credit default contracts	—	(1,636,413)	—

Totals by level	$(2,318,888)	$(48,077,017)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$320,125	$1,956,538
Foreign exchange contracts	17,056,433	25,845,807
Interest rate contracts	72,942,034	88,001,705

Total	$90,318,592	$115,804,050

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$1,954,800,000
Written swap option contracts (contract amount)	$2,434,200,000
Futures contracts (number of contracts)	6,000
Forward currency contracts (contract amount)	$3,425,200,000
OTC interest rate swap contracts (notional)	$9,084,200,000
Centrally cleared interest rate swap contracts (notional)	$19,581,000,000
OTC total return swap contracts (notional)	$2,598,500,000
OTC credit default swap contracts (notional)	$93,000,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Diversified Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 27, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 27, 2014